UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014
(unaudited)

Schedules of Investments	1

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.1%
	Shares	Value

ARGENTINA — 0.1%
Ternium ADR	13,966	$400,266

AUSTRALIA — 1.0%
Abacus Property Group ‡	45,505	103,149
Adelaide Brighton	31,142	113,120
Amcor	59,340	567,253
ASX	6,909	228,111
Aurizon Holdings	105,674	508,525
Aurora Oil & Gas *	33,569	127,237
Beach Energy	76,157	121,335
BHP Billiton	10,778	377,980
carsales.com	9,347	94,214
Crown Resorts	29,039	432,713
CSL	11,475	729,480
DUET Group	49,320	99,425
DuluxGroup	22,574	120,165
G8 Education *	101,928	442,206
Harvey Norman Holdings	41,878	127,607
Iress	15,188	116,828
Lend Lease Group	45,700	549,794
Mineral Resources	42,633	460,221
Orica	13,244	269,080
Origin Energy	11,880	164,444
Orora	59,340	76,626
Ramsay Health Care	4,029	167,721
REA Group	6,007	260,999
Rio Tinto	6,377	365,524
Tatts Group	73,175	205,298
Telstra	27,993	135,748
TPG Telecom	29,969	165,376
Wesfarmers	4,037	160,178

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
Woolworths	17,731	$614,737

		7,905,094

AUSTRIA — 0.3%
ams	1,067	160,517
Andritz	3,493	216,786
BUWOG *	1,110	20,378
Conwert Immobilien Invest	8,493	122,305
Erste Group Bank	2,944	98,800
Immobilien Anlagen	7,359	140,176
IMMOFINANZ	22,196	82,280
OMV	12,800	598,713
Raiffeisen Bank International	2,910	91,846
RHI	2,892	101,268
Schoeller-Bleckmann Oilfield Equipment	1,010	128,310
Telekom Austria	12,256	121,574
Voestalpine	2,972	135,653
Wienerberger	5,549	103,043

		2,121,649

BELGIUM — 0.8%
Anheuser-Busch InBev	31,678	3,447,312
Befimmo ‡	1,482	107,943
Belgacom	11,840	362,362
Cnfinimmo Real Estate Management Services ‡	897	109,935
Colruyt	4,167	235,521
Delhaize Group	4,259	316,353
EVS Broadcast Equipment	1,735	109,761
Groupe Bruxelles Lambert	4,211	425,715
KBC Groep	1,848	112,577
Solvay	2,184	353,597
Telenet Group Holding	1,606	94,125
UCB	6,560	537,778

		6,212,979

BRAZIL — 1.4%
Aliansce Shopping Centers	9,200	74,887
AMBEV ADR	19,000	137,750
Banco Bradesco ADR	36,302	539,810
Banco do Brasil	32,800	345,542
BB Seguridade Participacoes	41,544	489,082
Brasil Insurance Participacoes e Administracao	9,400	42,073
BRF	113,796	2,572,180
CCR	36,200	283,788

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Centrais Eletricas Brasileiras	28,800	$100,747
Cia de Saneamento de Minas Gerais	5,700	89,063
Cia Paranaense de Energia ADR	13,875	199,106
Cielo	16,080	280,458
CPFL Energia	12,700	106,908
CSU Cardsystem *	14,100	9,548
EcoRodovias Infraestrutura e Logistica	18,700	110,367
Equatorial Energia	9,400	86,254
Estacio Participacoes	56,046	594,456
Eternit	8,900	34,646
Fleury *	12,900	86,608
Gol Linhas Aereas Inteligentes ADR *	86,192	560,248
Industrias Romi *	14,700	33,227
Itau Unibanco Holding ADR	28,369	464,117
JHSF Participacoes	29,300	49,277
Kepler Weber	600	9,687
Linx	6,500	141,821
Odontoprev	38,700	156,206
PDG Realty Empreendimentos e Participacoes *	365,789	223,107
Petroleo Brasileiro ADR	21,108	292,979
Qualicorp *	10,429	102,431
Smiles *	17,500	332,380
Telefonica Brasil ADR	4,163	88,255
Tim Participacoes	117,100	631,781
Ultrapar Participacoes	24,781	618,150
Vale ADR, Cl B	47,467	627,514

		10,514,453

CANADA — 2.9%
Aecon Group	26,290	441,585
Africa Oil *	11,267	85,013
Agrium	1,176	112,949
Alamos Gold	6,085	56,905
Allied Properties ‡	3,039	94,853
Avigilon *	5,083	119,695
Badger Daylighting	12,337	429,974
Bank of Montreal	1,400	96,501
Bank of Nova Scotia	1,600	97,222
Bankers Petroleum *	257,726	1,403,790
Barrick Gold	31,956	557,747
BCE	1,715	76,358
BlackBerry *	11,200	85,529
Bonterra Energy	2,637	137,546

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Brookfield Asset Management, Cl A	2,700	$113,340
Brookfield Property Partners	2,589	49,959
Cameco	21,200	451,348
Canadian Energy Services & Technology	9,223	271,965
Canadian Imperial Bank of Commerce	3,500	312,048
Canadian Pacific Railway	20,017	3,125,505
Canadian Tire, Cl A	6,900	677,693
Canfor *	4,368	99,073
Canyon Services Group	19,230	264,576
Capital Power	5,173	116,198
Catamaran *	3,034	115,265
CCL Industries, Cl B	6,211	564,745
Celestica *	45,400	503,685
Cenovus Energy	3,333	99,286
China Gold International Resources *	33,641	86,554
CI Financial	7,500	243,602
Constellation Software	1,209	267,766
Dollarama	3,100	257,831
Domtar	1,256	117,260
Eldorado Gold	15,284	93,150
Empire	1,351	85,457
Enbridge	3,400	164,067
Fairfax Financial Holdings	200	87,204
First Majestic Silver *	8,309	78,841
Freehold Royalties	2,843	64,483
Gran Tierra Energy *	100,937	719,756
Husky Energy	3,394	110,919
IGM Financial	4,506	224,426
Imperial Oil	8,879	433,561
Laurentian Bank of Canada	2,226	95,616
Linamar	8,586	429,829
Loblaw	1,249	54,300
MacDonald Dettwiler & Associates	1,486	115,241
Manulife Financial	10,800	202,786
Mullen Group	5,580	151,305
National Bank of Canada	2,640	109,570
North West	5,093	112,635
Parkland Fuel	6,903	127,851
Pason Systems	7,833	217,542
Pembina Pipeline	16,520	649,164
Points International *	14,269	322,194
Rogers Communications, Cl B	2,300	91,345
Royal Bank of Canada	1,600	106,783

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Secure Energy Services	17,259	$309,577
Shaw Communications, Cl B	30,155	730,455
Sun Life Financial	4,300	145,550
Suncor Energy	2,743	105,811
Thomson Reuters	3,000	108,581
Tim Hortons	3,506	192,309
TransAlta	6,585	80,446
TransCanada	23,825	1,110,334
Trinidad Drilling	33,800	378,074
Valeant Pharmaceuticals International *	19,101	2,554,012

		22,096,540

CHILE — 0.3%
Administradora de Fondos de Pensiones Habitat	50,998	70,859
Banco Santander Chile ADR	6,375	154,721
Besalco	57,639	50,462
CAP	4,660	69,868
Corpbanca	12,254,200	141,164
Empresa Nacional de Electricidad	83,020	122,819
Empresas COPEC	18,750	241,912
Enersis	702,020	227,058
ENTEL Chile	7,770	95,387
Inversiones Aguas Metropolitanas	53,157	87,989
Latam Airlines Group	10,420	158,999
SACI Falabella	11,490	97,743
Sigdo Koppers	43,704	71,258
Sociedad Quimica y Minera de Chile ADR	3,744	119,434
Sonda	37,650	87,076
Vina Concha y Toro	65,027	135,988

		1,932,737

CHINA — 2.0%
AAC Technologies Holdings	26,000	145,209
Agricultural Bank of China, Cl H	510,000	213,790
Anhui Conch Cement, Cl H	112,428	417,638
Anton Oilfield Services Group	158,000	104,546
AviChina Industry & Technology, Cl H	286,415	152,943
Baidu ADR *	9,028	1,388,958
Bank of China, Cl H	1,511,000	664,587
Bank of Communications, Cl H	355,000	220,703
China Citic Bank, Cl H	291,000	173,407
China Communications Services, Cl H	792,000	401,468

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
China Construction Bank, Cl H	1,593,000	$1,099,265
China King-Highway Holdings	43,702	165,157
China Life Insurance, Cl H	73,000	188,127
China Medical System Holdings	178,978	211,922
China Merchants Bank, Cl H	72,500	129,422
China Mobile	110,500	1,050,420
China Oilfield Services, Cl H	69,910	166,638
China Shineway Pharmaceutical Group	264,000	462,420
China Telecom, Cl H	1,004,000	515,406
China Unicom Hong Kong	338,000	518,796
Chongqing Rural Commercial Bank, Cl H	989,000	433,719
CNOOC	75,000	124,017
Coolpad Group	235,011	101,547
ENN Energy Holdings	16,990	118,775
Giant Interactive Group ADR	8,706	102,295
Huadian Power International, Cl H	172,000	93,399
Industrial & Commercial Bank of China, Cl H	408,000	243,128
Inner Mongolia Yitai Coal, Cl B	68,800	86,482
Kingsoft	35,000	107,669
New Oriental Education & Technology Group ADR	14,949	361,766
PetroChina, Cl H	358,000	414,660
PetroChina ADR	2,941	339,156
Ping An Insurance Group of China, Cl H	32,724	242,066
Shenzhou International Group Holdings	88,231	303,854
Sinotrans, Cl H	104,000	57,413
SouFun Holdings ADR	17,505	206,034
Stella International Holdings	44,000	108,511
Sun Art Retail Group	106,500	138,741
Tencent Holdings	22,604	1,408,786
Uni-President China Holdings	91,000	75,355
Vipshop Holdings ADR *	3,710	520,105
Want Want China Holdings	277,355	435,013
WuXi PharmaTech Cayman ADR *	4,514	153,476
Xinyuan Real Estate ADR	9,137	37,370
Yangzijiang Shipbuilding Holdings	106,000	93,005
Yingde Gases Group	95,000	95,944

		14,793,108

COLOMBIA — 0.0%
Bancolombia ADR	3,492	198,800

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

CZECH REPUBLIC — 0.1%
AVG Technologies *	13,300	$249,109
CEZ	14,100	423,936

		673,045

DENMARK — 0.6%
AP Moeller - Maersk, Cl B	165	393,178
Carlsberg, Cl B	1,045	104,403
Coloplast, Cl B	7,113	596,804
D/S Norden	3,096	123,725
Danske Bank	15,895	449,078
Genmab *	2,161	80,294
GN Store Nord	10,475	252,724
Matas *	9,354	256,452
NKT Holding	2,497	157,339
Novo Nordisk, Cl B	21,410	965,838
Novozymes, Cl B	5,499	263,400
Pandora	3,548	238,666
SimCorp	3,800	145,502
TDC	32,310	303,282
Tryg	5,170	491,054

		4,821,739

FINLAND — 0.4%
Amer Sports	5,015	103,528
Fortum	15,044	339,575
Kesko, Cl B	3,902	159,371
Kone, Cl B	11,268	481,798
Neste Oil	13,659	280,457
Nokia	41,581	311,223
Nokian Renkaat	2,398	95,215
Orion, Cl B	3,743	114,087
Sampo, Cl A	13,490	669,821
Stora Enso, Cl R	14,793	150,741
Tieto	4,888	133,525
Tikkurila	5,669	140,624
UPM-Kymmene	8,263	144,442

		3,124,407

FRANCE — 2.9%
Accor	2,340	114,403
Airbus Group	6,293	432,076
Alcatel-Lucent *	93,157	372,473
Alten	2,681	136,821
AXA	24,600	640,767
BNP Paribas	1,339	100,518
Carrefour	5,089	197,898
Casino Guichard Perrachon	1,325	168,658

COMMON STOCK — continued
	Shares	Value

FRANCE (continued)
Christian Dior	923	$189,709
Cie Generale des Etablissements Michelin	1,028	125,505
Credit Agricole	11,411	179,761
Danone	30,200	2,227,292
Dassault Systemes	3,121	383,760
Electricite de France	11,183	428,904
Essilor International	1,812	193,795
Eurofins Scientific	368	102,109
Hermes International	3,745	1,315,270
Imerys	1,584	139,040
Ingenico	1,419	123,729
Kering	10,050	2,222,489
Lagardere	3,023	126,552
L’Oreal	1,373	236,199
LVMH Moet Hennessy Louis Vuitton	3,172	623,794
Montupet	2,942	243,221
Natixis	26,395	187,380
Numericable Group *	46,872	2,236,955
Orange	17,011	275,532
Pernod Ricard	2,552	306,290
Plastic Omnium	8,932	303,599
Rallye	2,346	119,285
Rubis	1,526	108,564
Safran	39,174	2,632,886
Sanofi	1,160	125,559
Schneider Electric	10,283	963,675
Societe Generale	2,496	155,134
Sodexo	3,479	375,025
Technip	2,345	263,845
Teleperformance	5,701	326,574
Total	3,425	244,616
Virbac	480	115,039
Vivendi	24,603	660,130
Zodiac Aerospace	55,825	1,855,283

		22,280,114

GEORGIA — 0.1%
Bank of Georgia Holdings	13,152	578,015

GERMANY — 2.5%
Aareal Bank *	5,455	247,284
adidas	2,514	268,316
Allianz	4,835	837,472
Aurelius	6,660	247,255

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

GERMANY (continued)
BASF	10,180	$1,178,298
Bayer	5,413	750,971
Bayerische Motoren Werke	13,375	1,673,359
Commerzbank *	10,679	189,712
Daimler	27,300	2,527,371
Deutsche Bank	2,734	120,466
Deutsche Boerse	2,564	187,782
Deutsche Telekom	7,987	133,911
Drillisch	8,197	305,227
Duerr	1,543	121,676
Freenet	32,358	1,118,479
Fresenius & KGaA	3,148	478,445
Fresenius Medical Care & KGaA	1,567	107,721
GEA Group	52,960	2,369,167
Gerry Weber International	8,144	429,345
Hochtief	1,701	158,088
Infineon Technologies	135,971	1,580,606
Krones	3,567	340,864
KWS Saat	272	97,132
LEG Immobilien	3,828	255,342
Merk	1,835	309,440
MorphoSys *	2,977	254,912
Nordex *	17,582	280,146
OSRAM Licht *	3,034	158,814
Rheinmetall	10,100	670,134
SAP	6,566	528,705
Siemens	2,804	369,562
Wacker Chemie	1,221	143,207
Wirecard	8,617	361,213

		18,800,422

GREECE — 0.1%
Hellenic Telecommunications Organization	12,382	197,377
JUMBO	6,532	105,574
StealthGas *	26,805	290,566
Titan Cement	3,780	119,043

		712,560

HONG KONG — 2.1%
AIA Group	631,416	3,062,220
APT Satellite Holdings	319,000	399,936
ASM Pacific Technology	9,119	101,388
Biostime International Holdings	9,268	61,564
Cafe de Coral Holdings *	32,000	100,504
Cheung Kong Holdings	9,000	153,232

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
China Foods	194,000	$65,560
China Gas Holdings	92,000	149,517
China Mengniu Dairy	84,000	431,758
China Ocean Resources	15,390	35,299
CIMC Enric Holdings	66,000	95,515
CLP Holdings	35,500	283,892
CT Environmental Group *	161,006	92,413
Galaxy Entertainment Group *	132,282	1,038,232
Giordano International	104,000	69,888
Hang Seng Bank	47,800	778,689
Hong Kong & China Gas	228,800	527,663
Hopewell Holdings	61,000	210,075
Hopewell Hong Kong Properties *	1,240	—
Huabao International Holdings	962,000	455,380
Hysan Development	19,000	81,240
Johnson Electric Holdings	143,500	137,152
Lenovo Group	101,116	115,033
Luk Fook Holdings International	29,000	82,291
Michael Kors Holdings *	23,050	2,102,160
MTR	53,500	201,843
NagaCorp	179,456	162,953
Newocean Energy Holdings	158,000	104,138
Noble Group	117,000	119,921
Power Assets Holdings	45,000	388,884
SA International Holdings	92,000	77,132
Sino Biopharmaceutical	140,000	109,610
SmarTone Telecommunications Holdings	75,000	77,293
Sun Hung Kai Properties	8,000	100,762
Techtronic Industries	40,500	129,028
Tianneng Power International	520,000	180,422
Tonly Electronics Holdings	800	609
Towngas China	99,000	112,881
Wharf Holdings	13,000	90,965
Wing Hang Bank	10,000	160,971
Wynn Macau	809,669	3,190,449

		15,838,462

INDIA — 0.8%
Bharti Infratel	41,647	148,905
GAIL India GDR	12,900	479,751
Glenmark Pharmaceuticals	23,791	238,462
HCL Technologies	14,779	343,753
HDFC Bank ADR	9,568	383,198
Housing Development Finance	6,718	100,015

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

INDIA (continued)
ICICI Bank ADR	5,086	$217,020
Infosys ADR	17,849	958,670
ITC	65,661	370,952
Maruti Suzuki India	7,456	237,717
SKS Microfinance *	30,101	119,226
Tata Motors ADR	45,943	1,719,187
Wipro ADR	34,761	415,742
WNS Holdings ADR *	2,565	47,760

		5,780,358

INDONESIA — 0.7%
Adaro Energy	3,059,000	313,533
Agung Podomoro Land	1,266,900	28,819
Astra Agro Lestari	99,000	251,749
Astra Graphia	238,000	41,171
Astra International	163,000	104,681
Bank Central Asia	690,000	656,489
Bank Mandiri Persero	143,459	121,912
Bank Negara Indonesia Persero	297,500	123,900
Bank Rakyat Indonesia Persero	329,100	281,805
Bumi Resources *	4,312,500	76,093
Elnusa	2,148,000	94,752
Global Mediacom	799,500	151,443
Gudang Garam	60,000	293,215
Indocement Tunggal Prakarsa	56,000	106,318
Jasa Marga Persero	318,500	162,535
Kalbe Farma	991,960	132,559
Matahari Department Store *	540,119	700,756
Matahari Putra Prima	135,914	32,563
Pakuwon Jati	2,905,500	88,461
Petrosea *	248,000	29,495
Tambang Batubara Bukit Asam Persero	230,000	196,450
Telekomunikasi Indonesia Persero	4,517,467	885,012
Tower Bersama Infrastructure	240,500	135,212
Unilever Indonesia	54,500	137,882
United Tractors	136,500	256,199

		5,403,004

IRELAND — 0.9%
Accenture PLC, Cl A	10,793	865,814
Actavis *	4,449	909,064
Alkermes PLC *	700	32,382
C&C Group PLC	17,384	103,465
CRH PLC	8,545	247,886
Endo International *	17,740	1,116,645

COMMON STOCK — continued
	Shares	Value

IRELAND (continued)
Fly Leasing ADR	75,079	$1,054,860
Grafton Group	13,959	136,931
Icon PLC *	6,952	269,529
Kerry Group, Cl A	6,378	503,480
Kingspan Group	8,134	152,907
Perrigo	4,642	672,440
Seagate Technology	11,700	615,186
Smurfit Kappa Group	4,034	89,741
Trinity Biotech PLC ADR	13,358	327,404

		7,097,734

ISRAEL — 0.6%
Attunity *	20,000	171,800
Bank Hapoalim	79,329	447,709
Bank Leumi Le-Israel *	75,741	296,135
Delek Group	540	218,622
Elbit Systems	4,350	256,562
Israel Chemicals	11,753	104,131
Mellanox Technologies *	2,566	89,733
Mizrahi Tefahot Bank	11,110	148,454
NICE Systems	4,160	180,561
NICE Systems ADR	4,174	180,317
Paz Oil	638	99,576
Plus500	8,913	86,605
Stratasys *	20,310	1,967,430
Teva Pharmaceutical Industries ADR	6,579	321,450
The Israel Corporation *	170	95,845
Tower Semiconductor *	27,200	214,336

		4,879,266

ITALY — 1.2%
Assicurazioni Generali	11,532	269,261
Atlantia	9,001	234,141
Brembo	8,862	327,653
CNH Industrial	213,300	2,485,738
De’ Longhi	6,135	133,118
Eni	28,735	745,882
ERG	9,806	169,238
Exor	3,879	176,944
Finmeccanica	12,535	115,733
Intesa Sanpaolo	66,399	226,611
Luxottica Group ADR	25,884	1,481,600
Mediobanca	21,555	238,636
Pfeiffer Vacuum Technology	934	111,113
Pirelli & C.	16,341	273,861

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

ITALY (continued)
Prysmian	3,775	$98,146
Recordati	7,850	137,223
Snam	69,564	418,079
Sorin *	35,370	107,759
Telecom Italia	249,851	320,113
Terna Rete Elettrica Nazionale	74,168	401,298
UniCredit	13,018	116,310
Unione di Banche Italiane SCpA	14,386	136,915

		8,725,372

JAPAN — 4.6%
Aica Kogyo	5,400	112,769
Air Water	8,000	112,290
Aisin Seiki	2,400	84,746
Alfresa Holdings	1,800	111,977
Alpine Electronics	8,550	102,113
Amada	12,000	86,741
ANA Holdings	42,000	91,612
Bank of Kyoto	27,000	219,729
Bank of Yokohama	18,000	90,321
Bridgestone	2,900	103,820
Brother Industries	8,500	118,643
Calbee	4,000	97,970
Canon	70,300	2,210,735
Chugai Pharmaceutical	5,300	133,595
Chugoku Bank	7,000	92,708
Citizen Holdings	14,000	102,705
Cocokara fine	3,300	93,511
Dai Nippon Printing	10,000	90,184
Daicel	12,000	100,240
Daihatsu Motor	6,000	99,242
Daiwa Securities Group	274,000	2,050,276
Electric Power Development	3,000	79,640
Enplas	1,500	86,125
Fancl	7,300	80,829
FP	3,400	105,756
Frontier Real Estate Investment ‡	23	119,235
FUJIFILM Holdings	8,500	219,494
Gunma Bank	20,000	106,226
Hachijuni Bank	17,000	92,786
Hamamatsu Photonics	2,600	116,986
Hino Motors	7,000	92,160
Hirose Electric	800	112,760
Hiroshima Bank	22,000	90,380
Hitachi	372,010	2,645,388

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Hitachi Chemical	6,700	$98,500
Hitachi Construction Machinery	4,500	83,499
Hitachi Koki	12,200	90,932
Hokkoku Bank	31,000	103,702
Hokuetsu Kishu Paper	23,000	109,336
Hoshizaki Electric	9,400	380,193
House Foods Group	6,400	106,422
Hoya	3,700	109,080
IHI	24,000	95,545
Isetan Mitsukoshi Holdings	11,200	139,130
Isuzu Motors	16,000	92,806
Itoham Foods	24,000	108,691
Iyo Bank	10,000	89,891
Japan Aviation Electronics Industry	8,942	152,189
Japan Exchange Group	4,000	78,956
Japan Tobacco	2,900	95,196
Joyo Bank	19,000	92,366
JSR	5,600	91,749
JX Holdings	19,800	102,646
Kagoshima Bank	17,000	106,089
Kamigumi	12,000	114,325
Kanamoto	9,800	307,703
Kaneka	16,000	93,901
Kansai Paint	8,000	111,977
Kao	3,200	120,413
Kawasaki Heavy Industries	24,000	88,971
KDDI	1,900	101,137
Keikyu	8,000	66,357
Keio	15,000	106,079
Kennedy-Wilson Japan *	17,600	60,598
Kewpie	7,000	100,582
Keyence	500	192,620
Kikkoman	6,000	121,661
Kinden	10,000	91,945
Kirin Holdings	7,000	96,885
Kissei Pharmaceutical	5,200	121,716
Kobayashi Pharmaceutical	1,900	115,225
Koito Manufacturing	6,000	130,757
Komatsu	15,400	339,226
Kose	12,000	398,493
Koyo Seiko	7,400	107,849
Kubota	7,000	89,969
Kuraray	8,600	96,486
Kyowa Hakko Kirin	7,000	79,699
Leopalace21 *	14,100	72,820

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
M3	16,200	$222,159
Mabuchi Motor	3,823	261,386
Makita	1,900	100,729
Mazda Motor	22,000	98,342
Medipal Holdings	7,700	108,155
Minebea	29,000	234,587
Miraca Holdings	3,500	151,661
Mitsubishi Electric	9,000	102,382
Mitsubishi Gas Chemical	12,000	69,252
Mitsubishi Logistics	7,000	100,376
Mitsubishi Tanabe Pharma	6,900	94,488
Mitsubishi UFJ Financial Group	16,100	85,354
Mitsui Fudosan	79,920	2,361,601
Mitsui OSK Lines	22,000	73,380
Miura	2,700	76,773
Mizuho Financial Group	226,100	442,314
Mochida Pharmaceutical	1,600	112,682
MonotaRO	4,700	94,841
Murata Manufacturing	22,360	1,859,050
NGK Spark Plug	5,000	114,491
NHK Spring	9,500	85,675
Nifco	7,772	216,660
Nihon M&A Center	10,014	233,809
Nippon Meat Packers	6,000	103,937
Nippon Telegraph & Telephone	4,900	271,325
Nippon Yusen	29,000	78,574
Nishi-Nippon City Bank	35,000	79,425
Nisshin Seifun Group	9,000	104,671
Nissin Foods Holdings	4,400	210,456
Nitori Holdings	2,100	96,234
Nitto Denko	1,800	77,645
NOF	23,000	159,280
NOK	6,500	106,304
Noritz	3,800	67,388
NS Solutions	5,500	137,561
NSK	8,000	84,120
NTT DOCOMO	16,200	257,020
Obara Group	7,351	275,388
Odakyu Electric Railway	12,000	105,287
Omron	2,600	91,808
Ono Pharmaceutical	1,000	79,131
Onward Kashiyama *	14,000	94,077
Oracle Japan	2,700	124,258
Osaka Gas	21,000	79,083

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Plenus	6,300	$143,766
Rakuten	10,700	138,362
Rohm	3,300	157,358
Sankyo	2,100	83,910
Santen Pharmaceutical	2,000	89,206
Sawai Pharmaceutical	1,300	80,491
Seven Bank	28,500	107,884
Shimamura	800	74,495
Shinmaywa Industries	28,000	247,039
Shionogi	4,600	80,540
Shiseido	5,500	98,127
Shizuoka Bank	11,000	105,013
Showa Shell Sekiyu	9,100	92,304
SoftBank	22,020	1,634,781
Stanley Electric	4,400	97,266
Sumitomo Chemical	27,000	101,149
Sumitomo Electric Industries	6,600	91,090
Sumitomo Mitsui Financial Group	2,600	102,566
Sumitomo Mitsui Trust Holdings	20,000	82,359
Sumitomo Osaka Cement	33,000	131,051
Sundrug	2,200	89,950
Suruga Bank	6,000	102,822
Suzuken	2,400	86,389
Sysmex	3,000	94,928
Tadano	9,000	127,295
Taisho Pharmaceutical Holdings	1,400	103,115
Taiyo Nippon Sanso	15,000	119,431
Takashimaya	10,000	94,684
Takeda Pharmaceutical	1,400	62,828
Terumo	4,000	79,386
THK	4,600	97,323
Toho Gas	19,000	93,109
Tokyo Electric Power	18,600	70,226
Tokyo Electron	2,500	141,904
Tokyo Gas	12,000	62,796
TonenGeneral Sekiyu	19,000	179,342
Topcon	15,700	273,811
TOTO	7,000	98,939
Toyo Seikan Group Holdings	4,800	71,318
Toyo Suisan Kaisha	3,000	95,955
Toyoda Gosei	3,900	71,870
Toyota Industries	2,300	105,962
Toyota Motor	1,600	86,327
TS Tech	2,500	66,660

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Tsumura	19,900	$472,220
Tsuruha Holdings	2,503	251,683
Ulvac	12,426	235,308
Unicharm	3,600	195,080
UNY Group Holdings	79,000	509,229
USS	6,900	100,495
Wacoal Holdings	9,000	88,649
Yakult Honsha	1,900	102,587
Yamaguchi Financial Group	10,000	92,141
Yamaha	6,700	89,652
Yamaha Motor	6,500	100,264
Yaskawa Electric	7,000	78,946
Yokogawa Electric	7,400	100,973
Yokohama Rubber	9,000	80,374
Zenkoku Hosho	7,600	170,012

		34,773,863

KENYA — 0.0%
Safaricom	1,007,100	151,626

LUXEMBOURG — 0.2%
APERAM *	15,189	394,897
ArcelorMittal	6,524	105,943
GAGFAH *	16,124	254,566
Samsonite International	54,945	174,339
Tenaris ADR	3,978	175,231

		1,104,976

MALAYSIA — 0.6%
Alliance Financial Group	62,500	85,745
Allianz Malaysia	3,000	9,463
AMMB Holdings	116,400	255,934
Asia File *	1,400	3,087
Berjaya Sports Toto	79,302	94,468
Boustead Holdings *	57,600	97,896
Cahya Mata Sarawak	25,300	73,913
CIMB Group Holdings	105,200	241,939
DiGi.Com	244,900	415,479
DRB-Hicom	110,500	84,597
Faber Group	56,900	51,751
Genting Malaysia	132,900	171,746
Genting Plantations *	31,600	107,414
Hong Leong Bank	37,700	161,629
IOI	104,000	159,241
IOI Properties Group *	51,999	42,675
Malayan Banking	155,300	470,822

COMMON STOCK — continued
	Shares	Value

MALAYSIA (continued)
Maxis	119,300	$253,907
Mega First	30,900	21,575
MISC *	30,800	61,402
OSK Property Holdings *	16,700	9,131
Petronas Chemicals Group	136,400	281,112
Protasco	143,300	83,378
Public Bank	89,600	552,609
Puncak Niaga Holding	62,700	56,066
Scientex	17,300	30,727
SHL Consolidated	21,700	14,837
Sime Darby	64,100	185,302
Syarikat Takaful Malaysia	6,900	26,581
Tenaga Nasional	135,400	493,419
UMW Holdings	62,600	206,270
WTK Holdings	49,300	20,079

		4,824,194

MEXICO — 1.2%
Alfa, Cl A	228,838	604,509
Alsea	691,154	2,390,531
America Movil, Ser L	99,830	100,648
America Movil ADR, Ser L	42,525	853,902
Arca Continental	20,900	132,914
Axtel *	253,574	84,313
Banregio Grupo Financiero	56,162	325,353
Bio Pappel *	108,857	232,562
Cemex *	339,065	430,740
Cemex ADR *	11,489	145,221
El Puerto de Liverpool	8,400	86,673
Empresa ICA Sab de CV *	48,700	87,180
Fibra Uno Administracion ‡	100,274	328,734
Fomento Economico Mexicano ADR	3,519	319,420
Genomma Lab Internacional, Cl B *	38,500	97,789
Gruma, Cl B *	3,277	28,981
Gruma ADR *	1,304	45,927
Grupo Aeromexico *	79,400	128,967
Grupo Aeroportuario del Pacifico *	9,800	119,935
Grupo Aeroportuario del Pacifico, Cl B	33,400	201,047
Grupo Aeroportuario del Pacifico ADR	5,525	333,158
Grupo Financiero Banorte, Cl O	44,400	294,886
Grupo Financiero Inbursa, Cl O	1,926	4,933
Grupo Financiero Santander Mexico, Cl B	90,200	215,456

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

MEXICO (continued)
Grupo Mexico	62,700	$188,827
Grupo Televisa ADR	16,446	539,593
Industrias Bachoco	58,020	212,872
Industrias Bachoco ADR	3,379	149,014
Industrias Penoles	8,820	205,346
Infraestructura Energetica Nova	5,281	27,627

		8,917,058

NETHERLANDS — 2.0%
Aalberts Industries	3,401	113,170
Aegon	71,000	643,708
Arcadis	3,646	129,390
ASML Holding	4,978	410,436
ASML Holding, Cl G	18,295	1,489,030
Brunel International	1,725	116,919
Heineken	7,858	545,089
ING Groep *	192,750	2,736,954
InterXion Holding *	98,124	2,536,505
James Hardie Industries	32,466	413,806
Koninklijke Ahold	16,315	314,734
Koninklijke Boskalis Westminster	2,556	144,786
Koninklijke DSM	5,876	421,298
Koninklijke Philips Electronics	4,441	142,170
Reed Elsevier	16,403	334,637
Royal Dutch Shell, Cl A	54,575	2,162,618
Royal Dutch Shell, Cl B	16,400	697,778
TNT Express	79,280	713,828
TomTom *	12,177	86,547
Unilever	20,593	882,373
Wolters Kluwer	5,236	145,792

		15,181,568

NEW ZEALAND — 0.1%
Auckland International Airport	30,774	105,350
Fisher & Paykel Healthcare	39,110	137,933
Fletcher Building	42,202	358,449
SKYCITY Entertainment Group	33,207	121,123
Xero *	4,023	109,795

		832,650

NIGERIA — 0.0%
Guaranty Trust Bank	1,197,656	195,546

NORWAY — 0.5%
Aker Solutions	7,026	112,465
Atea	10,036	115,229

COMMON STOCK — continued
	Shares	Value

NORWAY (continued)
Cermaq	5,288	$62,494
Det Norske Oljeselskap *	7,623	83,292
DNB	5,961	105,395
DNO International *	36,457	126,403
Fred Olsen Energy	9,700	308,576
Gjensidige Forsikring	8,858	163,323
Norsk Hydro	35,849	191,841
Opera Software	11,073	142,876
Prosafe	67,000	589,489
Salmar	27,200	393,520
Seadrill	2,137	74,597
Statoil	26,844	814,673
Telenor	5,218	122,455
Tomra Systems	11,870	110,327
Yara International	2,319	109,468

		3,626,423

PANAMA — 0.3%
Banco Latinoamericano de Comercio Exterior, Cl E	11,979	308,100
Copa Holdings, Cl A	14,720	1,991,322

		2,299,422

PERU — 0.1%
Credicorp	2,258	337,007

PHILIPPINES — 0.5%
Alliance Global Group	627,747	438,634
Emperador *	720,729	205,645
First Gen	31,100	13,255
Lopez Holdings	1,017,000	103,799
Megaworld	4,333,733	452,038
Metropolitan Bank & Trust	1,268,001	2,409,145
Pepsi-Cola Products Philippines	143,400	16,084
Puregold Price Club	110,596	113,995
Robinsons Retail Holdings *	71,632	107,657

		3,860,252

POLAND — 0.4%
Asseco Poland	10,123	150,458
Bank Pekao	3,460	221,532
Bank Zachodni *	800	98,162
Global City Holdings *	848	9,831
KGHM Polska Miedz	7,450	269,319
Neuca	1,176	91,997
Orange Polska	100,294	342,523
Pelion	3,761	95,651

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

POLAND (continued)
PGE	131,816	$914,285
PKP Cargo *	2,783	77,074
Polski Koncern Naftowy Orlen	346	5,177
Polskie Gornictwo Naftowe i Gazownictwo	149,710	232,898
Powszechna Kasa Oszczednosci Bank Polski	23,557	322,896
Powszechny Zaklad Ubezpieczen	1,694	240,142
Tauron Polska Energia	22,263	39,340

		3,111,285

PORTUGAL — 0.1%
Banco Espirito Santo *	75,525	133,699
EDP - Energias de Portugal	68,697	333,573
Galp Energia	5,313	92,027
Jeronimo Martins SGPS	4,273	74,724
Portugal Telecom	21,729	90,437
Sonae *	98,935	185,846
ZON OPTIMUS	22,076	159,230

		1,069,536

PUERTO RICO — 0.1%
OFG Bancorp	12,200	208,132
Triple-S Management, Cl B *	14,800	221,704

		429,836

QATAR — 0.0%
Al Meera Consumer Goods	1,783	89,472
Qatar National Bank SAQ	4,203	219,336

		308,808

RUSSIA — 0.6%
Gazprom Neft OAO ADR	6,274	124,664
Gazprom OAO ADR	93,380	673,457
Lukoil OAO ADR	13,160	696,052
Magnit GDR	2,670	125,623
MMC Norilsk Nickel ADR	33,620	606,169
NovaTek GDR	938	96,923
OTCPharm *	9,357	3,181
Pharmstandard GDR *	18,507	143,522
Rosneft OAO GDR	28,610	179,471
Rostelecom *	1,701	22,113
Sberbank of Russia ADR *	25,379	212,727
Severstal GDR	22,380	157,555
Sistema GDR	7,942	189,020
Surgutneftegas OAO ADR	72,700	514,716
Tatneft OAO ADR	24,050	824,915

COMMON STOCK — continued
	Shares	Value

RUSSIA (continued)
Uralkali GDR	5,881	$130,264
VTB Bank GDR	79,310	167,978

		4,868,350

SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust ‡	115,000	210,058
Ascott Residence Trust ‡	113,000	108,160
Asian Pay Television Trust	727,807	438,298
Avago Technologies, Cl A	54,620	3,468,370
CapitaMall Trust ‡	81,000	128,895
DBS Group Holdings	17,000	229,704
Flextronics International *	36,299	326,328
Genting Singapore	79,000	83,493
Golden Agri-Resources	226,000	109,963
Jardine Cycle & Carriage	4,000	149,669
Keppel	54,000	453,553
Keppel REIT Management ‡	4,960	4,787
M1	55,000	147,404
Olam International	79,000	140,520
Oversea-Chinese Banking	33,000	254,008
Sembcorp Industries	15,000	64,250
Sembcorp Marine	29,000	94,146
Singapore Airlines	29,000	240,105
Singapore Post	96,000	108,351
Singapore Press Holdings	51,000	170,448
Singapore Technologies Engineering	46,000	140,161
Singapore Telecommunications	42,000	128,308
Starhill Global ‡	142,000	91,744
Venture	17,000	104,004
Wilmar International	36,000	97,631

		7,492,358

SOUTH AFRICA — 1.0%
African Bank Investments	372,560	441,597
Anglo American Platinum	5,919	281,308
Aspen Pharmacare Holdings	4,470	118,955
Assore	2,800	108,207
AVI	17,223	94,967
Coronation Fund Managers	35,530	342,754
FirstRand	145,567	534,919
Group	32,620	653,640
Group ADR	20,700	419,589
Growthpoint Properties ‡	42,882	99,048
Impala Platinum Holdings	11,160	125,597

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH AFRICA (continued)
Liberty Holdings	4,543	$54,423
Mediclinic International	22,322	155,950
MMI Holdings	69,084	173,358
Mondi	14,688	244,323
Nampak	35,785	133,337
Naspers, Cl N	3,536	333,417
Netcare	92,260	223,623
Pioneer Foods	11,733	104,834
PPC	25,236	73,402
Remgro	22,110	444,806
Reunert	14,207	93,178
RMB Holdings	33,850	162,196
Sanlam	98,386	526,041
Sasol	16,921	949,413
Sibanye Gold	15,061	38,939
SPAR Group	8,467	99,394
Standard Bank Group	22,049	289,390
Steinhoff International Holdings	74,264	385,491
Super Group *	17,137	46,147
Truworths International	12,840	102,947

		7,855,190

SOUTH KOREA — 2.0%
Busan City Gas	2,390	100,499
Celltrion *	3,758	174,934
Cheil Worldwide *	4,010	97,407
CJ	271	32,783
Cosmax *	3,495	235,075
Daesung Holdings	1,980	20,120
Daewon San Up	3,623	32,573
Daewoo Shipbuilding & Marine Engineering	6,150	177,959
Dongil Industries	1,050	52,536
Dongwon Development	849	17,172
E-Mart	243	55,500
Eugene Investment & Securities *	2,670	6,783
Green Cross	866	106,857
Hanwha Timeworld	970	30,040
Hotel Shilla	3,997	336,146
Hyundai Heavy Industries	1,528	286,140
Hyundai Home Shopping Network	718	107,704
Hyundai Hysco	1,151	61,376
Hyundai Industrial Development & Construction *	6,654	190,289
Hyundai Marine & Fire Insurance	14,000	410,529

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Hyundai Mobis	889	$253,803
Hyundai Motor Company	3,319	738,769
Hyundai Steel *	3,549	231,837
INTOPS	1,122	26,223
i-SENS *	1,339	67,125
KB Financial Group	2,000	68,131
KB Financial Group ADR	8,400	288,372
Kia Motors	21,639	1,199,956
KISCO	520	14,116
Kunsul Chemical Industrial	1,460	62,099
KyungDong City Gas	567	64,201
LG Chemical	452	115,045
LG Display *	10,270	272,826
LG Display ADR	14,541	193,541
LG Uplus	14,080	138,306
Meritz Financial Group	56,920	409,286
Mi Chang Oil Industrial	121	8,396
NAVER	211	150,700
OCI	857	150,118
Orion	117	89,225
Paradise	57,935	2,153,009
POSCO	864	257,118
Posco ICT	15,701	129,918
RedcapTour	593	12,453
S&T Holdings	5,110	74,674
Sam Young Electronics	1,260	14,023
Samsung Electronics	2,228	2,895,775
Samsung Electronics GDR	1,428	920,346
Samsung SDI	918	134,151
SeAH Holdings	100	10,500
Sewon Precision Industry	2,130	54,729
Shinhan Financial Group	6,111	266,133
Shinsegae Information and Communication Company	195	14,361
SK Hynix	17,320	672,987
SK Telecom ADR	12,282	283,591
YESCO	1,130	41,392
Young Poong	73	84,071
Yuhan *	938	164,761

		15,258,489

SPAIN — 0.5%
Abertis Infraestructuras	14,402	323,785
Amadeus IT Holding, Cl A	4,163	173,006
Banco Bilbao Vizcaya Argentaria	13,275	162,899

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

SPAIN (continued)
Banco Popular Espanol	25,096	$184,529
CaixaBank	38,410	233,934
Enagas	8,971	276,299
Ence Energia y Celulosa *	29,718	87,406
Grifols	5,500	293,771
Grupo Catalana Occidente	3,062	119,668
Iberdrola	27,289	190,622
Inditex	3,304	495,737
Red Electrica	4,207	345,992
Repsol	5,417	145,796
Telefonica	49,814	834,149
Zardoya Otis	7,474	131,065

		3,998,658

SRI LANKA — 0.0%
John Keells Holdings	68,982	125,671

SWEDEN — 0.7%
Assa Abloy, Cl B	2,217	117,359
Atlas Copco, Cl A	8,044	232,826
Autoliv	1,934	197,229
Axfood	2,345	124,676
Axis Communications	3,846	114,691
Hennes & Mauritz, Cl B	11,387	463,732
Hexpol	5,179	489,051
Holmen, Cl B	3,042	107,229
Hufvudstaden, Cl A	7,488	109,403
Husqvarna, Cl B	16,708	138,758
Investment Kinnevik, Cl B	8,321	292,416
Investor, Cl B	8,010	309,821
Millicom International Cellular	875	86,528
Securitas, Cl B	10,349	124,862
Skanska, Cl B	6,356	145,357
SKF, Cl B	4,224	109,137
Swedbank, Cl A	18,300	486,052
Swedish Match	3,694	126,633
Swedish Orphan Biovitrum *	13,187	144,805
Tele2, Cl B	13,793	176,066
Telefonaktiebolaget LM Ericsson, Cl B	56,801	685,749
TeliaSonera	48,088	348,779
Wallenstam, Cl B	7,242	118,395

		5,249,554

SWITZERLAND — 2.9%
Burckhardt Compression Holding	264	136,784

COMMON STOCK — continued
	Shares	Value

SWITZERLAND (continued)
Coca-Cola HBC	3,487	$88,193
Credit Suisse Group	74,768	2,371,066
EMS-Chemie Holding	499	194,333
Forbo Holding	467	483,131
Geberit	1,355	451,564
Georg Fischer	684	541,698
Givaudan	458	721,789
Kaba Holding	343	165,147
Kuehne + Nagel International	16,450	2,246,665
Kuoni Reisen Holding	304	134,280
Mobimo Holding	450	96,586
Nestle	21,708	1,676,012
Novartis	4,199	364,031
Partners Group Holding	741	202,741
Roche Holding	14,739	4,320,716
Schindler Holding	2,558	395,864
SGS	226	563,652
Sika	41	165,798
Straumann Holding	636	140,988
Swatch Group	436	279,652
Swiss Life Holding	4,257	1,045,749
Swisscom	429	260,783
Syngenta	1,459	577,897
TE Connectivity	37,000	2,182,260
Temenos Group	12,619	451,651
UBS	51,500	1,076,696
Vontobel Holding	3,710	145,222
Weatherford International *	19,000	399,000

		21,879,948

TAIWAN — 1.2%
Advanced Semiconductor Engineering ADR	65,982	389,954
Advantech	21,000	135,605
AU Optronics ADR *	44,622	167,779
Cheng Shin Rubber Industry	61,000	174,932
Chicony Electronics	80,000	207,961
China Steel Chemical	24,000	138,287
ChipMOS TECHNOLOGIES	7,192	151,320
Chunghwa Telecom	221,000	689,390
Compal Electronics	222,000	158,424
Delta Electronics	118,413	725,426
Epistar *	54,000	117,842
Formosa Chemicals & Fibre	123,580	298,740
Formosa Plastics	135,200	348,320

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

TAIWAN (continued)
Fubon Financial Holding	253,000	$326,743
Giant Manufacturing	21,000	164,117
Hermes Microvision	3,000	124,180
Hon Hai Precision Industry	213,900	613,409
Hon Hai Precision Industry GDR	102,259	586,966
Hota Industrial Manufacturing *	123,000	195,510
Hotai Motor *	12,000	140,672
Largan Precision	2,000	124,843
MediaTek	10,000	156,302
Novatek Microelectronics	26,000	120,107
Pou Chen	146,000	185,655
Powertech Technology	128,000	207,060
President Chain Store	22,000	163,554
Senao International	30,000	78,979
Siliconware Precision Industries ADR	22,751	168,813
Standard Foods	67,650	185,938
Taiwan Mobile	22,000	70,958
Taiwan Semiconductor Manufacturing ADR	75,013	1,507,761
Teco Electric and Machinery	92,000	99,927
Uni-President Enterprises	87,000	147,218
United Microelectronics	563,000	243,299

		9,315,991

THAILAND — 0.7%
Advanced Info Service	51,000	381,397
Airports of Thailand	28,900	174,150
Bangchak Petroleum	452,800	447,763
Bangkok Dusit Medical Services, Cl F	225,000	102,905
Bangkok Land	1,925,700	65,459
BEC World	122,812	207,786
Central Pattana	65,900	81,459
Charoen Pokphand Foods	125,000	104,295
Country Group Securities	260,100	11,012
CP ALL PLC	216,700	281,255
Delta Electronics Thailand	80,500	141,795
Glow Energy *	76,800	184,524
Home Product Center	303,078	83,824
Kasikornbank	27,300	165,774
Krung Thai Bank	414,600	231,899
Krungthai Card	53,500	59,518
Minor International	114,200	86,814
PTT	52,300	505,868
PTT Global Chemical	94,800	204,336

COMMON STOCK — continued
	Shares	Value

THAILAND (continued)
Siam City Cement	7,400	$88,269
Siam Commercial Bank	32,700	167,239
Telecomasia *	426,700	90,984
Thai Beverage	492,000	231,539
Thai Central Chemical	11,600	9,768
Thai Union Frozed Products *	52,400	113,350
Thaicom *	4,000	5,006
Thanachart Capital	641,800	689,201
Tisco Financial Group	52,900	64,981

		4,982,170

TURKEY — 0.4%
Akcansa Cimento	4,048	23,580
Asya Katilim Kankasi Banskasi *	97,865	75,083
Baticim Bati Anadolu Cimento Sanayii	4,440	12,721
BIM Birlesik Magazalar	21,483	495,985
Coca-Cola Icecek	6,170	144,494
Enka Insaat ve Sanayi	63,177	191,487
Eregli Demir ve Celik Fabrikalari	192,356	266,914
Ford Otomotiv Sanayi	7,400	83,583
Haci Omer Sabanci Holding	43,960	185,288
Kiler Gayrimenkul Yatirim Ortakligi ‡ *	95,688	51,208
KOC Holding	46,300	206,772
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret *	8,337	15,991
TAV Havalimanlari Holding	23,048	184,467
Tupras Turkiye Petrol Rafinerileri	5,270	118,550
Turk Hava Yollari	1	5
Turk Telekomunikasyon	55,620	166,737
Turkcell Iletisim Hizmetleri *	64,350	374,845
Turkiye Is Bankasi, Cl C	95,081	223,794
Turkiye Sise ve Cam Fabrikalari	43,646	54,569

		2,876,073

UNITED KINGDOM — 3.9%
Abcam	15,008	100,090
Admiral Group PLC	9,284	219,137
Afren *	61,132	162,563
Al Noor Hospitals Group	4,141	69,776
Aon PLC	2,595	220,263
ARM Holdings PLC	51,097	769,112
AstraZeneca	27,028	2,128,362
Aveva Group	2,599	92,502
Aviva PLC	30,040	266,530

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
BAE Systems PLC	19,531	$131,904
Barclays	133,379	567,944
Barratt Developments PLC	26,559	165,691
Bellway PLC	9,666	234,845
Betfair Group	8,032	131,136
BG Group	19,122	386,779
Bodycote	19,298	238,016
Booker Group PLC	42,401	105,236
BP PLC	26,793	225,824
British American Tobacco	5,282	304,731
British Sky Broadcasting Group PLC	114,311	1,698,414
Britvic	36,587	447,547
BTG *	18,406	165,327
Bunzl	15,439	438,187
Burberry Group PLC	25,917	649,807
Cable & Wireless Communications PLC	140,214	124,997
Centrica PLC	84,694	471,888
Cobham PLC	34,964	182,234
Compass Group PLC	13,006	206,856
Countrywide	24,804	247,713
Crest Nicholson Holdings	51,703	303,786
Croda International	6,088	264,785
Delphi Automotive PLC	21,700	1,450,428
Diageo	97,881	3,003,625
Domino’s Pizza Group PLC *	209,180	1,815,333
Elementis	88,471	414,213
EnQuest *	51,639	119,708
Filtrona PLC	27,012	364,855
Foxtons Group	20,982	112,690
Genel Energy PLC *	17,551	287,143
Genus	4,760	81,493
GlaxoSmithKline PLC	13,264	365,483
Great Portland Estates PLC ‡	24,751	262,019
Halma	26,626	252,423
Hays	126,558	322,015
Henderson Group	33,826	143,236
Hikma Pharmaceuticals	4,427	116,004
HSBC Holdings	17,949	183,072
Hunting	7,505	107,263
IG Group Holdings	23,518	252,540
Intertek Group	9,496	465,917
J Sainsbury	24,477	138,734
Jazztel *	38,701	593,830

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Johnson Matthey	3,143	$173,685
Micro Focus International	8,920	116,718
Monitise PLC *	117,069	131,937
National Grid PLC	36,353	515,883
Ocado Group PLC *	13,854	78,594
Paragon Group of	36,849	222,731
Pearson	30,683	574,516
Playtech	12,920	145,499
Randgold Resources	891	71,908
Reckitt Benckiser Group PLC	2,985	240,653
Rexam	36,000	301,479
RSA Insurance Group	51,010	84,531
Sage Group	21,940	157,953
Serco Group PLC	20,359	116,906
Shaftesbury PLC ‡	10,627	118,690
Shire PLC	9,743	555,681
Soco International	17,128	124,958
SSE	24,017	618,389
Standard Chartered PLC	7,421	160,566
Subsea 7	25,761	515,281
Telecom Plus	5,194	135,752
Ultra Electronics Holdings	2,889	82,727
Verizon Communications	7,900	369,246
Victrex PLC	3,824	120,154
Vodafone Group	163,857	619,568
WH Smith	8,647	159,719
Whitbread PLC	3,366	231,871
WM Morrison Supermarkets	115,614	392,160

		29,711,761

UNITED STATES — 45.7%
Consumer Discretionary — 6.4%
Aaron’s	6,200	182,714
Advance Auto Parts	4,446	539,255
Amazon.com *	300	91,239
AMC Entertainment Holdings, Cl A	3,600	83,304
Amcon Distributing	602	48,437
American Axle & Manufacturing Holdings *	12,323	217,501
ANN *	1,000	39,190
Ark Restaurants	500	10,615
AutoZone *	1,171	625,185
Ballantyne Strong *	10,200	46,104
BorgWarner	8,054	500,475
Bravo Brio Restaurant Group *	1,600	23,952

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Burlington Stores *	4,600	$119,554
CarMax *	3,183	139,352
Carmike Cinemas *	10,070	298,676
Carriage Services, Cl A	15,722	252,967
Cavco Industries *	1,400	109,130
Conn’s *	8,517	376,707
Cooper Tire & Rubber	33,000	829,950
Cracker Barrel Old Country Store	1,502	142,299
CSS Industries	3,900	93,483
Culp	5,600	101,080
Cumulus Media, Cl A *	7,100	45,511
Dana Holding	15,593	330,104
Deckers Outdoor *	3,530	278,694
Delta Apparel *	3,100	47,213
Destination Maternity	11,908	293,651
DeVry Education Group	14,400	648,432
DIRECTV *	38,000	2,948,800
Dixie Group *	18,454	278,102
Dollar General *	7,800	440,232
Dollar Tree *	11,150	580,581
Entercom Communications, Cl A *	8,700	93,960
Entravision Communications, Cl A	45,934	243,909
EW Scripps, Cl A *	6,205	106,292
Express *	14,300	208,351
Family Dollar Stores	4,398	258,383
Finish Line, Cl A	3,700	101,861
Flexsteel Industries	3,000	102,960
Ford Motor	8,000	129,200
Fred’s, Cl A	6,100	111,142
FTD *	2,900	87,986
Gannett	16,000	434,720
Gap	13,050	512,865
General Motors	20,080	692,358
Genuine Parts	5,695	496,148
GNC Holdings, Cl A	1,727	77,715
Harley-Davidson	5,300	391,882
Harte-Hanks	19,100	153,564
Hasbro	9,405	519,720
Helen of Troy *	300	18,810
hhgregg *	7,500	64,650
HomeAway *	43,150	1,407,553
HSN	1,666	96,695
Interpublic Group of Companies	59,000	1,027,780

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
ITT Educational Services *	1,810	$48,870
Journal Communications, Cl A *	12,100	97,042
Kirkland’s *	9,248	158,233
Kohl’s	9,700	531,463
La-Z-Boy, Cl Z	8,400	203,532
Lear	4,500	373,770
Libbey *	4,700	125,349
Liberty Interactive, Cl A *	66,750	1,939,755
Lifetime Brands	16,500	315,150
Lithia Motors, Cl A	200	14,856
LKQ *	10,991	320,058
Lumber Liquidators Holdings *	3,460	301,574
Macy’s	10,150	582,914
Marcus	3,300	55,209
MarineMax *	3,800	61,028
Marriott Vacations Worldwide *	2,000	108,960
Mattel	13,000	509,795
McClatchy, Cl A *	45,000	246,600
McDonald’s	10,925	1,107,577
Meredith	2,896	127,627
Meritage Homes *	2,655	102,430
Mohawk Industries *	3,600	476,676
Monarch Casino & Resort *	17,337	278,086
Monro Muffler Brake	2,106	118,778
Motorcar Parts & Accesories *	17,996	493,810
Movado Group	500	19,640
Murphy USA *	1,652	70,210
Nautilus *	40,385	336,407
New York Times, Cl A	42,000	675,360
Newell Rubbermaid	18,150	546,496
O’Reilly Automotive *	6,449	959,547
Outerwall *	2,400	166,440
Papa John’s International	900	39,474
Penske Automotive Group	5,800	265,988
Perry Ellis International *	4,400	66,440
PetSmart	5,838	395,116
Priceline Group *	2,075	2,402,331
PVH	6,100	765,977
Quantum Fuel Systems Technologies Worldwide *	30,725	203,092
RG Barry	5,500	100,540
Rick’s Cabaret International *	17,500	176,750
Rocky Brands	12,300	180,072

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Ross Stores	8,547	$581,880
Ruth’s Hospitality Group	3,700	46,583
Scholastic	16,000	526,560
Scientific Games, Cl A *	25,979	311,228
Shiloh Industries *	4,900	96,726
Skechers U.S.A., Cl A *	400	16,396
Smith & Wesson Holding *	1,700	26,095
Standard Motor Products	4,400	167,156
Staples	69,000	862,500
Starbucks	46,727	3,299,861
Starwood Hotels & Resorts Worldwide	21,330	1,634,945
Stoneridge *	23,100	246,939
Strattec Security	3,269	218,402
Strayer Education *	1,900	80,997
Tenneco *	5,800	347,246
Tilly’s, Cl A *	8,100	91,530
TJX	43,610	2,537,230
Tower International *	10,200	283,662
TRW Automotive Holdings *	7,400	594,590
Vitamin Shoppe *	5,800	277,704
VOXX International, Cl A *	12,500	146,875
Walt Disney	17,646	1,400,034
Yum! Brands	5,857	450,930

		48,416,084

Consumer Staples — 2.2%
Brown-Forman, Cl B	6,700	601,124
Bunge	5,700	454,005
Casey’s General Stores	1,392	95,575
Chiquita Brands International *	7,000	80,360
Church & Dwight	6,898	476,031
Clorox	1,200	108,840
Coca-Cola	28,923	1,179,769
Coca-Cola Bottling Consolidated	400	32,892
Colgate-Palmolive	1,600	107,680
Costco Wholesale	6,184	715,365
Darling International *	9,933	198,759
Hain Celestial Group *	1,226	105,460
Hormel Foods	11,885	566,796
IGI Laboratories *	15,282	76,868
Ingles Markets, Cl A	4,500	103,455
Ingredion	7,700	542,465
Inventure Foods *	19,010	228,500

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
J&J Snack Foods	1,300	$121,680
John B Sanfilippo & Son	16,312	375,992
Keurig Green Mountain	4,881	457,252
Kroger	19,800	911,592
McCormick	7,489	533,217
Mead Johnson Nutrition, Cl A	2,681	236,625
Medifast *	800	25,320
Molson Coors Brewing, Cl B	8,000	479,760
Nature’s Sunshine Products	7,532	100,628
Nu Skin Enterprises, Cl A	1,060	92,220
Omega Protein *	28,200	320,352
Orchids Paper Products	7,398	198,784
Pilgrim’s Pride *	20,821	455,147
Post Holdings *	3,507	183,276
PriceSmart	17,008	1,633,448
Procter & Gamble	15,478	1,277,709
Rite Aid *	19,379	141,467
Roundy’s	27,200	184,144
Sanderson Farms	600	49,362
Seneca Foods, Cl A *	3,200	90,880
Spartan Stores	8,100	174,474
Spectrum Brands Holdings	500	38,415
SUPERVALU *	13,927	97,350
Sysco	8,400	306,012
TreeHouse Foods *	3,008	225,119
Universal	1,912	104,338
USANA Health Sciences *	1,400	95,004
Village Super Market, Cl A	400	9,676
Walgreen	13,800	937,020
Wal-Mart Stores	16,422	1,308,998
Weis Markets	2,205	101,628

		16,940,833

Energy — 3.1%
Abraxas Petroleum *	41,900	228,774
Adams Resources & Energy	3,600	259,416
Antero Resources *	11,681	767,091
Bonanza Creek Energy *	1,844	89,655
Broadwind Energy *	12,800	172,672
Callon Petroleum *	15,100	138,618
Carrizo Oil & Gas *	6,115	336,447
Chevron	14,700	1,845,144
Comstock Resources	18,473	513,549
Contango Oil & Gas *	2,768	132,975

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
Continental Resources *	15,055	$2,085,419
Delek US Holdings	3,730	119,323
Dril-Quip *	933	105,541
Emerald Oil *	26,820	189,617
EPL Oil & Gas *	2,498	97,772
Evolution Petroleum	17,211	203,090
Exxon Mobil	9,910	1,014,883
FMC Technologies *	14,000	793,800
Forum Energy Technologies *	3,301	98,568
Gastar Exploration *	38,638	256,170
Goodrich Petroleum *	14,381	361,682
Green Plains Renewable Energy	8,200	245,180
Hallador Energy	15,400	141,064
Hercules Offshore *	13,316	59,523
Hess	5,800	517,128
Knightsbridge Tankers	12,323	147,260
Kodiak Oil & Gas *	32,525	413,393
Marathon Petroleum	6,500	604,175
Matrix Service *	2,200	68,134
McDermott International *	80,000	578,400
Murphy Oil	6,610	419,272
Nordic American Tankers	11,364	98,071
Occidental Petroleum	10,153	972,150
Oceaneering International	3,450	252,816
PDC Energy *	3,926	249,969
PetroQuest Energy *	38,400	231,168
Pioneer Energy Services *	7,500	112,275
QEP Resources	15,850	486,437
Resolute Energy *	23,394	175,455
REX American Resources *	4,400	287,584
Rex Energy *	12,803	269,631
RigNet *	7,090	331,528
Ring Energy *	8,200	150,880
Rosetta Resources *	4,813	227,847
Sanchez Energy *	4,587	129,720
Schlumberger	22,517	2,286,601
Scorpio Tankers	8,795	79,243
SemGroup, Cl A	1,870	119,456
Spectra Energy	11,937	474,018
Stone Energy *	2,713	133,073
Tesco *	3,300	66,000
TransAtlantic Petroleum *	2,500	22,900
US Energy Wyoming *	3,900	16,575

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
VAALCO Energy *	32,015	$295,178
Valero Energy	30,318	1,733,280
Vertex Energy *	5,582	45,382
Warren Resources *	95,200	482,664
Western Refining	4,230	184,005
Westmoreland Coal *	3,000	88,830
Whiting Petroleum *	3,950	291,194

		23,297,665

Financials — 7.2%
Acadia Realty Trust ‡	10,184	276,292
Access National	6,800	100,300
ACE	900	92,088
Alleghany *	300	122,394
Altisource Residential ‡	1,100	30,932
American Capital Agency ‡	17,994	408,644
American Equity Investment Life Holding	11,736	273,683
American Express	1,400	122,402
American International Group	36,900	1,960,497
American National Bankshares	3,500	74,585
Ameriprise Financial	5,400	602,802
Ameris Bancorp *	12,044	256,176
Annaly Capital Management ‡	11,627	134,292
Apollo Commercial Real Estate Finance ‡	9,200	156,492
Argo Group International Holdings	2,711	120,423
Asta Funding *	5,900	48,203
AvalonBay Communities ‡	1,039	141,876
Axis Capital Holdings	2,000	91,500
Bank of America	125,400	1,898,556
Bank of Commerce Holdings	18,600	118,110
Bank of Kentucky Financial	3,800	131,138
Banner	8,143	321,974
Bar Harbor Bankshares	4,018	150,997
BBCN Bancorp	7,900	121,739
Berkshire Hathaway, Cl B *	1,100	141,735
BofI Holding *	2,685	216,438
Boston Properties ‡	1,009	118,194
C&F Financial	2,400	75,000
Calamos Asset Management, Cl A	16,500	200,970
Camden Property Trust ‡	1,423	97,461
Capital Bank Financial, Cl A *	5,359	127,812
Capital One Financial	37,500	2,771,250

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Cedar Realty Trust ‡	37,000	$229,030
Center Bancorp	9,700	179,547
Chubb	1,400	128,912
Cincinnati Financial	6,900	336,306
Citigroup	47,700	2,285,307
Citizens & Northern	4,200	78,708
City Holding	2,200	94,578
CNO Financial Group	30,917	533,318
Consumer Portfolio Services *	18,900	131,922
CoreSite Realty ‡	11,988	364,675
Cousins Properties ‡	4,500	52,335
Crawford, Cl B	28,300	323,186
Crown Castle International ‡	3,421	248,809
CyrusOne ‡	5,900	118,000
CYS Investments ‡	11,300	97,180
Dime Community Bancshares	6,400	104,320
Discover Financial Services	2,400	134,160
DuPont Fabros Technology ‡	12,200	295,606
Dynex Capital ‡	21,100	181,038
Eaton Vance	7,300	263,311
EMC Insurance Group	9,800	323,302
Enterprise Financial Services	14,200	253,754
Everest Re Group	1,689	266,913
FBR *	3,300	85,140
Federal Agricultural Mortgage, Cl C	6,100	217,038
Federated National Holding	17,642	342,784
Fidelity & Guaranty Life	2,700	57,888
Fidelity National Financial, Cl A	4,100	131,938
Fidelity Southern	5,500	72,655
Fifth Third Bancorp	28,700	591,507
Financial Institutions	7,800	180,570
First Bancorp	4,900	78,057
First Business Financial Services	3,300	149,193
First Commonwealth Financial	21,900	188,121
First Community Bancshares	17,800	263,618
First Defiance Financial	10,500	283,710
First Financial	2,900	92,829
First Financial Northwest	200	2,040
First Industrial Realty Trust ‡	18,488	339,625
First Potomac Realty Trust ‡	29,180	380,215
Flushing Financial	5,800	111,476
Forestar Group *	2,700	46,035
Gain Capital Holdings	12,900	130,290

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Gaming and Leisure Properties ‡	26,788	$984,459
Gladstone Commercial ‡	300	5,292
Gladstone Investment	29,200	229,512
Great Southern Bancorp	6,900	197,823
Greenlight Capital Re, Cl A *	2,800	89,124
Hanover Insurance Group	430	25,133
Hartford Financial Services Group .	18,200	652,834
Hatteras Financial ‡	5,134	100,472
HCI Group	14,354	555,213
Heartland Financial USA	1,200	29,160
Heritage Commerce	21,970	178,396
Horizon Bancorp	7,600	151,924
Horizon Technology Finance	11,300	148,030
Hudson Pacific Properties ‡	16,788	395,357
Iberiabank	2,782	174,988
ICG Group *	26,672	543,575
Independence Holding	12,900	168,474
IntercontinentalExchange Group	10,310	2,107,776
International Bancshares	9,372	215,181
Invesco	11,850	417,238
Investors Real Estate Trust ‡	12,500	109,000
JPMorgan Chase	32,500	1,819,350
Kansas City Life Insurance	1,600	66,528
KCG Holdings, Cl A *	5,500	54,725
KeyCorp	30,150	411,246
Kilroy Realty ‡	5,195	309,466
Lakeland Bancorp	6,700	69,948
Lincoln National	32,062	1,555,328
Loews	1,700	74,749
M&T Bank	3,200	390,432
Manning & Napier, Cl A	9,300	154,566
Marlin Business Services	7,859	134,939
Medallion Financial	15,700	213,520
Merchants Bancshares	4,600	133,722
MetLife	29,529	1,545,843
MGIC Investment *	12,361	106,305
MicroFinancial	14,900	117,263
MidWestOne Financial Group	5,497	135,391
Monarch Financial Holdings	9,447	107,412
Mortgage Investment Trust ‡	11,000	194,590
National Penn Bancshares	18,582	181,546
National Western Life Insurance, Cl A	500	116,625

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Nelnet, Cl A	10,474	$442,631
New York Community Bancorp	23,957	369,177
New York Mortgage Trust ‡	23,900	176,143
NewBridge Bancorp *	33,575	258,192
Northern Trust	8,500	512,125
Northrim BanCorp	3,900	93,561
NorthStar Realty Finance ‡	20,495	328,330
OceanFirst Financial	20,402	330,920
Ocwen Financial *	1,795	68,031
Oppenheimer Holdings, Cl A	5,900	150,214
Orrstown Financial Services *	2,300	37,766
Pacific Continental	7,300	96,214
Pacific Premier Bancorp *	800	10,920
Park Sterling	25,484	166,411
PartnerRe	6,639	699,751
Pebblebrook Hotel Trust ‡	10,073	346,914
Peoples Bancorp	3,100	80,817
Piper Jaffray *	200	8,772
Plum Creek Timber ‡	2,000	87,200
Primerica	2,386	109,494
Protective Life	6,203	317,283
Provident Financial Holdings	11,200	157,584
PS Business Parks ‡	4,061	348,312
QTS Realty Trust *	3,000	81,750
Raymond James Financial	15,450	767,865
Regional Management *	3,200	49,088
Regions Financial	57,000	577,980
Republic Bancorp, Cl A	2,600	62,426
Ryman Hospitality Properties ‡	40,831	1,859,852
Sabra Health Care ‡	11,326	339,440
Saul Centers ‡	1,300	59,657
Signature Bank *	952	113,117
Solar Capital	5	110
Southside Bancshares	6,720	185,338
Southwest Bancorp	14,400	240,480
Starwood Property Trust ‡	3,313	79,678
Starwood Waypoint Residential Trust ‡ *	662	17,987
State Bank Financial	14,400	238,752
State Street	9,500	613,320
Strategic Hotels & Resorts ‡ *	25,902	279,483
Suffolk Bancorp *	3,000	65,790
Summit Hotel Properties ‡	27,700	250,962

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
SunTrust Banks	19,150	$732,679
SVB Financial Group *	2,085	222,449
Synovus Financial	72,110	231,473
Teche Holding	2,200	160,380
Third Point Reinsurance *	5,000	78,200
Tompkins Financial	300	14,142
Torchmark	1,400	111,580
Travelers	1,700	153,986
Tree.com *	9,648	280,564
Umpqua Holdings	6,697	111,371
United Community Banks *	18,831	304,121
United Financial Bancorp	9,456	124,441
United Fire Group	400	11,128
Universal Insurance Holdings	30,331	443,742
Univest Corp of Pennsylvania	15,300	301,563
Unum Group	12,900	428,538
Washingtion ‡	200	4,892
Washington Banking	13,917	239,372
Washington Trust Bancorp	3,000	102,600
West Bancorporation	10,300	149,453
Weyerhaeuser ‡	16,100	480,585
Wilshire Bancorp	25,969	259,690
Winthrop Realty Trust ‡	14,700	204,330
Wintrust Financial	6,181	277,032
World Acceptance *	900	65,340
WR Berkley	2,400	106,176

		54,326,020

Health Care — 6.4%
Abbott Laboratories	19,203	743,924
AbbVie	18,283	952,179
ACADIA Pharmaceuticals *	4,429	89,156
Accuray *	36,666	307,994
AcelRx Pharmaceuticals *	11,303	122,298
Addus HomeCare *	800	17,296
Advaxis *	600	1,632
Aegerion Pharmaceuticals *	1,186	52,492
Aetna	10,600	757,370
Agilent Technologies	7,200	389,088
Agios Pharmaceuticals *	400	16,824
Albany Molecular Research *	23,737	381,216
Align Technology *	1,800	90,702
Allergan	6,000	995,040
Alnylam Pharmaceuticals *	1,682	83,309

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Ambit Biosciences *	2,800	$18,088
Amgen	4,400	491,700
AMN Healthcare Services *	2,231	27,843
Anika Therapeutics *	14,739	629,945
Antares Pharma *	30,725	85,416
ArthroCare *	2,956	143,455
AtriCure *	18,589	286,271
Baxter International	10,500	764,295
Becton Dickinson & Company	3,847	434,826
Biodel *	16,500	38,775
Biogen Idec *	8,244	2,367,017
BioSpecifics Technologies *	500	11,865
BioTelemetry *	21,466	170,440
Bristol-Myers Squibb	23,600	1,182,124
Capital Senior Living *	11,828	292,507
Cardinal Health	3,700	257,187
Cardiovascular Systems *	10,892	313,145
CareFusion *	24,197	945,135
Celldex Therapeutics *	4,821	72,315
Cempra *	7,501	68,409
Centene *	4,800	318,720
Cerner *	12,400	636,120
Charles River Laboratories International *	8,600	461,992
Clovis Oncology *	600	32,442
CR Bard	3,892	534,488
Cross Country Healthcare *	14,400	102,096
Cubist Pharmaceuticals *	20,601	1,443,306
Cumberland Pharmaceuticals *	9,900	44,055
Cynosure, Cl A *	7,809	191,633
Cytokinetics *	7,800	35,490
DexCom *	800	25,952
Digirad	31,600	100,488
Durata Therapeutics *	5,600	75,824
Dyax *	7,500	49,575
Edwards Lifesciences *	11,314	921,752
Eli Lilly	16,335	965,399
Emergent Biosolutions *	10,600	279,416
Enanta Pharmaceuticals *	1,100	40,931
Endocyte *	4,400	79,684
Enzo Biochem *	41,400	173,880
Exactech *	7,400	164,428
Express Scripts Holding *	24,050	1,601,249

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Five Star Quality Care *	38,021	$183,641
Galectin Therapeutics *	3,400	39,236
Gentiva Health Services *	8,800	66,264
Gilead Sciences *	36,238	2,844,321
Greatbatch *	2,700	124,281
Halozyme Therapeutics *	17,400	129,630
Health Net *	4,600	157,918
Henry Schein *	3,280	374,674
Horizon Pharma *	28,331	401,734
Hospira *	33,110	1,516,438
Icad *	23,296	202,209
Idera Pharmaceuticals *	13,800	39,192
Insys Therapeutics *	5,900	242,254
Intercept Pharmaceuticals *	730	192,808
Iridex *	12,800	106,624
Isis Pharmaceuticals *	5,465	145,424
Johnson & Johnson	16,420	1,663,182
Lannett *	16,781	579,448
LHC Group *	4,400	91,432
MedAssets *	13,600	310,488
Medical Action Industries *	9,700	62,177
Medicines *	3,019	80,305
Medtronic	31,400	1,846,948
Merck	24,027	1,407,021
Molina Healthcare *	400	14,960
MWI Veterinary Supply *	846	132,517
Myriad Genetics *	1,500	63,315
NanoString Technologies *	5,271	85,496
Natus Medical *	7,700	191,191
Nektar Therapeutics *	23,333	274,629
Novadaq Technologies *	46,917	734,251
Novavax *	31,600	138,408
NPS Pharmaceuticals *	50,033	1,331,878
Omnicell *	3,300	87,384
OncoGenex Pharmaceutical *	9,100	35,308
Orthofix International *	4,900	147,980
Owens & Minor	2,794	93,711
Pacific Biosciences of California *	5,600	24,752
Pacira Pharmaceuticals *	11,789	807,429
PAREXEL International *	1,900	86,165
PDL BioPharma	36,000	305,640
Pfizer	30,200	944,656
PharMerica *	14,000	380,660

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
PhotoMedex *	17,700	$267,447
Portola Pharmaceuticals *	6,100	143,106
Prestige Brands Holdings *	1,700	56,984
Progenics Pharmaceuticals *	50,065	176,729
Providence Service *	7,570	307,418
PTC Therapeutics *	5,700	111,378
Quest Diagnostics	9,500	531,335
Receptos *	3,735	126,206
Repligen *	27,848	441,391
Rigel Pharmaceuticals *	4,400	14,080
Rockwell Medical *	16,871	171,409
RXi Pharmaceuticals *	9,500	30,970
Sciclone Pharmaceuticals *	23,700	113,286
Seattle Genetics *	2,477	95,315
Select Medical Holdings	58,300	813,868
Sorrento Therapeutics *	1,200	11,028
St. Jude Medical	6,800	431,596
Staar Surgical *	15,414	262,192
SurModics *	8,529	185,591
United Therapeutics *	3,052	305,231
Varian Medical Systems *	8,000	636,400
Vascular Solutions *	11,200	245,392
VCA Antech *	1,300	39,819
Waters *	5,272	519,503
WellCare Health Plans *	3,455	233,109
XOMA *	16,000	71,040
Zimmer Holdings	6,600	638,880
Zoetis, Cl A	19,800	599,148

		48,148,028

Industrials — 5.6%
3M	1,103	153,416
ACCO Brands *	13,800	84,594
Accuride *	13,900	78,396
Aceto	32,342	707,643
AGCO	25,300	1,409,210
Air Transport Services Group *	24,100	188,703
Alamo Group	2,700	143,424
Alaska Air Group	2,803	263,706
Allegiant Travel, Cl A	1,089	127,903
AMERCO	1,388	347,153
American Airlines Group *	37,100	1,301,097
AMETEK	3,600	189,792
Argan	3,800	101,726

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Astronics *	6,843	$390,872
Avis Budget Group *	6,802	357,717
Barrett Business Services	5,202	262,233
CAI International *	3,600	78,300
Caterpillar	6,500	685,100
CBIZ *	20,943	179,482
Ceco Environmental	15,411	244,881
Celadon Group	8,782	202,074
CH Robinson Worldwide	8,352	491,933
Cintas	2,000	117,860
Columbus McKinnon	5,800	153,642
Con-way	13,800	586,224
Courier	6,700	97,351
Covenant Transportation Group, Cl A *	14,600	149,650
CRA International *	500	10,885
Danaher	1,900	139,422
Deere	9,100	849,394
Delta Air Lines	9,413	346,681
Deluxe	9,263	509,002
Dover	5,350	462,240
Ducommun *	9,000	218,430
Dun & Bradstreet	2,425	268,593
Emerson Electric	1,600	109,088
Engility Holdings *	9,500	414,580
Equifax	1,700	120,377
Esterline Technologies *	2,566	279,745
Expeditors International of Washington	7,855	323,940
Federal Signal	5,400	81,972
FedEx	18,024	2,455,770
General Dynamics	15,467	1,692,863
General Electric	4,700	126,383
Global Brass & Copper Holdings	8,100	128,466
GP Strategies *	9,854	258,963
Greenbrier *	7,600	398,544
Hawaiian Holdings *	32,700	472,515
Hertz Global Holdings *	12,900	367,263
Huntington Ingalls Industries	1,600	164,800
Hurco	2,863	76,328
Hyster-Yale Materials Handling	4,104	395,585
ITT	6,000	258,840
JetBlue Airways *	8,700	68,773

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Kadant	10,127	$351,913
Kelly Services, Cl A	8,684	182,885
Kimball International, Cl B	7,700	129,052
L-3 Communications Holdings, Cl 3	8,091	933,459
LB Foster, Cl A	4,600	217,810
Leidos Holdings	1,675	62,377
LMI Aerospace *	9,400	128,216
Lockheed Martin	1,600	262,624
LS Starrett, Cl A	1,600	24,992
Lydall *	6,200	145,142
Manitex International *	19,730	324,756
Manpowergroup	5,000	406,700
MRC Global *	3,500	102,165
MSC Industrial Direct, Cl A	5,350	487,171
Mueller Industries	3,706	107,252
MYR Group *	13,551	317,906
Navigant Consulting *	1,200	20,160
New Media Investment Group *	3,200	45,664
Nielsen Holdings	9,300	436,635
NN	19,636	384,277
Norfolk Southern	5,600	529,368
Northrop Grumman	1,600	194,416
Orbital Sciences *	3,800	111,720
Orion Energy Systems *	52,100	276,130
Owens Corning	16,000	653,600
Pall	5,350	450,202
Park-Ohio Holdings *	18,344	1,071,106
Patrick Industries *	11,131	446,019
Pentair	5,760	427,910
Polypore International *	21,500	745,620
PowerSecure International *	18,908	420,325
Precision Castparts	801	202,725
Quality Distribution *	24,564	308,769
Raytheon	2,622	250,349
RBC Bearings *	2,094	130,372
Regal-Beloit	4,200	313,866
Republic Airways Holdings *	14,600	121,326
Rockwell Automation	1,200	143,016
Roper Industries	1,533	213,011
RPX *	5,300	86,814
Safe Bulkers	11,800	95,816
Saia *	15,837	652,009
SL Industries *	3,400	93,466

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Sparton *	8,015	$217,687
Spirit Airlines *	12,133	689,640
Steelcase, Cl A	3,900	64,272
Stericycle *	4,789	557,631
Supreme Industries, Cl A *	2,900	16,443
Swift Transportation, Cl A *	1,300	31,265
Tennant	3,553	226,646
Timken	3,580	225,826
Trinity Industries	4,989	374,474
Triumph Group	1,665	107,909
TrueBlue *	2,500	66,875
Tyco International	52,249	2,136,984
UniFirst	1,733	166,784
Union Pacific	600	114,258
United Parcel Service, Cl B	9,078	894,183
United Technologies	1,586	187,671
Universal Truckload Services	2,200	54,252
Verisk Analytics, Cl A *	7,700	462,693
Versar *	14,928	57,622
VSE	500	31,235
Wabash National *	3,000	40,080
Waste Management	7,000	311,150
Watsco	1,068	109,908
Werner Enterprises	20,000	512,000
WESCO International *	1,468	128,861
West	2,900	70,615
WW Grainger	824	209,625
Xerium Technologies *	29,561	399,074
Xylem	30,450	1,144,615

		42,712,913

Information Technology — 9.9%
Activision Blizzard	8,500	170,085
Akamai Technologies *	11,000	583,770
Alliance Fiber Optic Products	10,898	209,460
Alpha & Omega Semiconductor *	6,600	47,520
Amdocs	13,200	614,196
Amphenol, Cl A	1,500	143,025
Amtech Systems *	17,796	152,156
Analog Devices	5,000	256,450
Anixter International	800	78,384
AOL *	8,217	351,770
Apple	8,357	4,931,382
ARRIS Group *	16,646	434,294

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Aspen Technology *	2,882	$123,897
Atmel *	37,820	293,861
Autobytel *	28,999	360,748
Automatic Data Processing	9,443	736,176
Avnet	5,740	247,566
Bel Fuse, Cl B	15,340	333,798
Benchmark Electronics *	10,500	243,390
Black Box	7,300	155,198
Blucora *	7,700	148,225
Cabot Microelectronics *	2,737	118,704
CalAmp *	11,025	195,694
Cascade Microtech *	21,897	233,860
Cavium *	42,870	1,816,402
Cirrus Logic *	8,000	178,400
Cisco Systems	37,600	868,936
Citrix Systems *	18,915	1,121,849
Cognizant Technology Solutions, Cl A *	9,400	450,307
Comverse *	5,700	142,158
Constant Contact *	8,200	212,052
Conversant *	3,100	75,764
Corning	39,300	821,763
Cree *	11,346	535,191
CUI Global *	18,100	164,891
Daktronics	7,600	98,952
Datalink *	2,400	30,816
Datawatch *	4,832	65,377
Dice Holdings *	16,300	124,695
Ebix	5,400	85,212
EchoStar, Cl A *	40,052	1,800,738
Electro Rent	607	9,803
EMC	4,568	117,854
ePlus *	9,110	455,864
Euronet Worldwide *	7,186	330,484
Evolving Systems	10,687	93,191
ExlService Holdings *	800	22,636
Fabrinet *	5,300	114,480
Facebook, Cl A *	90,523	5,411,465
FactSet Research Systems	3,300	351,450
Fidelity National Information Services	3,100	165,633
First Solar *	4,400	296,956
Fiserv *	2,600	158,028

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
FLIR Systems	4,300	$146,372
FormFactor *	28,168	161,966
Google, Cl A *	5,683	3,039,723
Google, Cl C *	5,999	3,159,433
GTT Communications *	14,500	175,450
Hackett Group	29,200	175,200
Harris	4,000	294,080
Higher One Holdings *	24,800	148,552
IAC	7,400	490,472
IEC Electronics *	13,800	61,410
iGATE *	6,900	252,540
Information Services Group *	50,081	247,901
Insight Enterprises *	1,800	47,016
Integrated Silicon Solution *	11,200	161,952
Intel	103,957	2,774,612
Internap Network Services *	24,868	167,113
International Business Machines	6,594	1,295,523
Intuit	4,000	303,000
Itron *	19,000	722,000
j2 Global	1,802	83,541
Jabil Circuit	34,000	586,840
Juniper Networks *	35,500	876,495
Key Tronic *	9,900	103,752
Knowles *	4,223	117,948
Kulicke & Soffa Industries *	18,400	270,664
Lattice Semiconductor *	12,400	104,408
Lexmark International, Cl A	9,500	408,500
LinkedIn, Cl A *	8,270	1,269,197
Luxoft Holding, Cl A *	4,435	119,701
MasterCard, Cl A	2,560	188,288
Mavenir Systems *	12,452	185,784
MAXIMUS	1,984	84,459
MaxLinear, Cl A *	28,448	223,886
Measurement Specialties *	2,509	161,454
Methode Electronics	3,952	109,629
Microchip Technology	6,775	322,083
Micron Technology *	77,378	2,021,113
Microsemi *	5,001	117,624
Microsoft	23,500	949,400
MoneyGram International *	18,400	242,880
Motorola Solutions	8,009	509,212
NCR *	5,184	158,164
Netscout Systems *	800	31,168

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Nuance Communications *	48,000	$772,320
NVIDIA	31,500	581,805
OmniVision Technologies *	5,600	109,368
Oracle	93,412	3,818,683
Park City Group *	23,094	233,480
Paychex	14,050	587,431
PC Connection	12,900	258,129
PCM *	11,779	122,737
PDF Solutions *	15,105	283,521
Pegasystems	8,200	135,874
Perficient *	8,600	157,122
Photronics *	30,600	265,608
Plantronics	2,157	93,980
Progress Software *	7,934	170,264
PTC *	15,900	562,383
QUALCOMM	8,221	647,075
Rovi *	11,408	254,284
Saba Software *	17,111	187,365
Salesforce.com *	71,359	3,685,692
Sanmina *	7,700	155,925
ScanSource *	3,300	126,753
Science Applications International .	957	37,323
Seachange International *	12,272	114,989
ServiceNow *	36,630	1,821,244
ShoreTel *	29,483	222,597
Silicon Image *	6,700	37,587
Skyworks Solutions	9,110	373,966
Speed Commerce *	60,782	200,581
SS&C Technologies Holdings *	400	15,568
SunEdison *	10,080	193,838
SunPower, Cl A *	2,907	97,152
Super Micro Computer *	3,600	73,296
Synaptics *	1,860	115,599
SYNNEX *	3,917	263,927
Synopsys *	3,050	114,741
Take-Two Interactive Software *	15,200	309,776
TeleCommunication Systems, Cl A *	37,000	94,350
TeleTech Holdings *	4,416	106,558
Teradata *	16,487	749,499
Tessco Technologies	2,200	72,358
TiVo *	25,591	303,509
Total System Services	3,900	123,903
Ultimate Software Group *	729	87,210

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Ultra Clean Holdings *	15,700	$133,764
Unisys *	27,700	675,049
United Online	13,285	157,427
Verint Systems *	13,598	595,184
VeriSign *	9,853	464,864
Visa, Cl A	9,049	1,833,418
Vishay Intertechnology	700	9,954
Wayside Technology Group	8,674	140,172
Web.com Group *	3,900	119,769
Westell Technologies, Cl A *	46,463	151,469
Workday, Cl A *	17,770	1,298,454
XO Group *	3,034	32,221
Yelp, Cl A *	1,440	83,981
YY ADR *	1,042	59,769
Zebra Technologies, Cl A *	6,200	430,528
Zhone Technologies *	35,165	97,407
Zix *	44,392	145,606

		75,523,867

Materials — 2.3%
Air Products & Chemicals	5,612	659,522
Airgas	4,525	480,826
Alcoa	47,000	633,090
Ashland	1,306	126,159
Axiall	6,750	314,550
Balchem	2,135	132,263
Ball	2,000	112,380
Berry Plastics Group *	6,100	137,189
Cabot	2,752	159,065
Calgon Carbon *	5,565	111,467
Commercial Metals	2,100	40,320
Constellium, Cl A *	22,178	676,872
Core Molding Technologies *	8,400	100,884
Crown Holdings *	14,050	662,739
Ecolab	2,484	259,926
FMC	18,510	1,425,270
Friedman Industries	5,600	48,048
Globe Specialty Metals	2,400	46,512
Graphic Packaging Holding *	29,500	302,670
Handy & Harman *	600	13,566
Hecla Mining	93,446	286,879
Huntsman	48,100	1,204,905
International Flavors & Fragrances	4,173	411,124
Kaiser Aluminum	2,695	189,728

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Materials (continued)
KapStone Paper and Packaging *	5,000	$131,900
Koppers Holdings	500	21,350
Louisiana-Pacific *	1,500	24,585
Materion	7,781	261,831
Minerals Technologies	2,336	138,969
Monsanto	16,591	1,836,624
Myers Industries	7,500	140,250
Neenah Paper	7,500	377,775
OMNOVA Solutions *	22,000	200,640
Praxair	4,032	526,378
Schweitzer-Mauduit International .	2,101	91,688
Sealed Air	7,800	267,618
Sensient Technologies	8,539	461,533
Sherwin-Williams	12,983	2,594,523
Sigma-Aldrich	9,470	911,109
Stepan	1,631	94,321
Taminco *	1,700	34,153
United States Steel	20,000	520,400
Worthington Industries	4,500	165,600

		17,337,201

Telecommunication Services — 1.0%
8x8 *	25,073	243,208
AT&T	50,796	1,813,417
Fairpoint Communications *	7,700	105,028
Frontier Communications	15,091	89,792
IDT, Cl B	786	12,450
inContact *	36,274	299,261
Inteliquent	20,400	278,256
Iridium Communications *	37,400	249,458
Level 3 Communications *	60,479	2,602,411
magicJack VocalTec *	4,400	77,792
NTELOS Holdings	6,700	92,393
Premiere Global Services *	13,300	169,176
Shenandoah Telecommunications .	1,100	30,833
Verizon Communications	26,445	1,235,775
Vonage Holdings *	9,300	35,712
Windstream Holdings	11,031	100,051

		7,435,013

Utilities — 1.6%
ALLETE	1,974	102,174
Alliant Energy	6,514	380,939
Ameren	11,947	493,530

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Utilities (continued)
American Electric Power	7,537	$405,566
American States Water	3,300	100,188
American Water Works	13,650	621,485
Avista	3,612	116,126
Black Hills	4,943	285,458
Chesapeake Utilities	5,438	344,008
CMS Energy	3,900	118,209
Consolidated Edison	1,300	75,439
Dominion Resources	9,100	660,114
DTE Energy	7,229	564,874
Duke Energy	10,176	758,010
Edison International	2,000	113,120
El Paso Electric	2,836	107,258
Empire District Electric	4,420	107,494
Entergy	1,757	127,382
Exelon	3,585	125,583
Gas Natural	11,000	119,900
IDACORP	2,326	130,582
Integrys Energy Group	1,300	79,664
Laclede Group	2,589	122,744
MDU Resources Group	11,605	411,049
MGE Energy	2,802	107,092
New Jersey Resources	2,196	109,207
NextEra Energy	6,400	639,040
NiSource	14,550	528,456
Northeast Utilities	10,000	472,600
Northwest Natural Gas	2,328	103,061
NorthWestern	2,149	103,969
PG&E	1,607	73,247
Pinnacle West Capital	1,500	83,925
PNM Resources	8,119	224,734
Portland General Electric	7,167	239,879
PPL	3,100	103,354
Public Service Enterprise Group	3,900	159,783
Questar	16,200	393,336
SCANA	5,052	271,191
Sempra Energy	5,031	496,107
South Jersey Industries	1,802	103,525
Southern	4,492	205,868
UIL Holdings	2,590	95,131
UNS Energy	2,031	121,982
WGL Holdings	2,257	89,806
Wisconsin Energy	10,500	509,040

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Utilities (continued)
Xcel Energy	13,834	$440,890

		12,146,119

		346,283,743

Total Common Stock (Cost $593,267,303)		705,812,130

REGISTERED INVESTMENT COMPANIES — 3.4%
CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	850	47,914

EXCHANGE TRADED FUNDS — 0.0%
iShares MSCI Frontier 100 Fund	6,769	251,672
Market Vectors Vietnam Fund	8,563	171,774
SPDR Gold Trust	370	45,961

		469,407

OPEN-END FUND — 3.4%
Oakmark International Small Cap Fund, Cl I	1,437,158	25,782,620

Total Registered Investment Companies (Cost $19,258,749)		26,299,941

PREFERRED STOCK — 0.6%
BRAZIL — 0.4%
Banco Bradesco	4,000	59,379
Braskem	37,800	257,510
Centrais Eletricas de Santa Catarina	700	4,960
Cia Brasileira de Distribuicao	5,600	265,189
Cia Energetica de Minas Gerais	21,969	165,423
Cia Energetica de Sao Paulo	9,100	106,355
Eucatex Industria e Comercio	3,400	8,127
Gerdau	900	5,405
Itau Unibanco Holding	8,400	138,145
Itausa - Investimentos Itau	117,700	517,304
Oi	22,600	21,690
Petroleo Brasileiro	56,900	419,780
Telefonica Brasil	7,200	151,508
Usinas Siderurgicas de Minas Gerais *	30,000	117,592
Vale, Cl A	60,500	718,484
Whirlpool	11,900	21,081

		2,977,932

PREFERRED STOCK — continued
	Shares	Value

COLOMBIA — 0.0%
Cementos Argos	37,037	$202,725

GERMANY — 0.1%
Henkel & KGaA	1,210	134,748
Jungheinrich	3,212	238,627
Volkswagen	562	151,338

		524,713

SOUTH AFRICA — 0.0%
Absa Bank	257	20,007

SOUTH KOREA — 0.1%
Hyundai Motor	3,700	519,210
Samsung Electronics	597	599,138

		1,118,348

Total Preferred Stock (Cost $4,796,516)		4,843,725

EQUITY LINKED NOTES (A) (B) * — 0.6%
HSBC (convertible into Asain Paints) 03/10/16	11,788	98,694
(convertible into Axis Bank) 03/10/16	7,170	180,299
(convertible into Bajaj Auto) 11/16/15	6,100	193,323
(convertible into Coal India) 12/15/15	27,170	131,427
(convertible into Hero Motorcorp) 12/15/15	2,960	107,948
(convertible into Hindustan Unilever) 03/10/16	43,540	409,529
(convertible into ICICI Bank) 08/01/16	9,790	201,755
(convertible into Idea Cellular) 03/10/16	37,930	84,679
(convertible into ITC) 09/15/16	48,810	275,659
(convertible into LIC Housing Finance) 10/28/16	29,298	127,420
(convertible into Mahindra & Mahindra GDR) 06/30/16	12,640	225,041
(convertible into Oil and Natural Gas) 03/10/16	36,000	193,975
(convertible into Petronet LNG) 10/28/16	48,089	115,409

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

EQUITY LINKED NOTES (A) (B) * — continued
	Shares/Number of Warrants	Value

(convertible into Reliance Capital) 10/28/16	17,060	$100,420
(convertible into Reliance Industries) 10/28/16	27,311	423,596
(convertible into Tata Consultancy Services) 09/15/16	17,480	634,246
(convertible into Ultratech Cement) 03/10/16	3,170	106,506
(convertible into Unitech) 06/30/16	336,360	88,362
(convertible into UPL) 10/28/16	40,166	178,478
Morgan Stanley (convertible into Al Tayyar) 09/12/14	7,046	238,126
(convertible into Saudi Airlines Catering) 07/09/14	6,898	299,797

Total Equity Linked Notes (Cost $3,927,417)		4,414,689

WARRANTS — 0.0%
Sun Hung Kai Expires 04/22/16, Strike Price $98.60 * (Cost $—)	667	449

SHORT-TERM INVESTMENT (C) — 2.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $15,651,617)	15,651,617	15,651,617

Total Investments — 99.8% (Cost $636,901,602)		$757,022,551

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2014, is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Citi	5/5/14- 5/8/14	USD	86,448	ZAR	917,713	$701
Citi	5/8/14	USD	778,637	AUD	868,200	27,463
STATE STREET	5/8/14	AUD	1,256,700	USD	1,183,070	16,258
Citi	8/11/14	EUR	3,153,600	USD	4,297,915	(76,383)
Citi	10/3/14- 12/17/14	CHF	1,910,200	USD	2,188,372	13,589

						$(18,372)

For the period ended April 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $758,187,234.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Interest rate unavailable.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of April 30, 2014.

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depository Receipts

USD — United States Dollar

ZAR — South African Rand

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2014
(unaudited)

The following is a list of the inputs used as of April 30, 2014, in valuing the Funds investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$705,812,130	$—	$—	$705,812,130
Registered Investment Companies	26,299,941	—	—	26,299,941
Preferred Stock	4,843,725	—	—	4,843,725
Equity Linked Notes	—	4,414,689	—	4,414,689
Warrants	449	—	—	449
Short-Term Investment	15,651,617	—	—	15,651,617

Total Investments in Securities	$752,607,862	$4,414,689	$—	$757,022,551

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Appreciation	$—	$58,011	$—	$58,011
Depreciation	—	(76,383)	—	(76,383)

Total Other Financial Instruments	$—	$(18,372)	$—	$(18,372)

* Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2014, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2014
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 48.8%
	Shares	Value

OPEN-END FUNDS — 48.8%
AllianzGI Convertible Fund, Cl I	1,093,758	$38,795,586
PIMCO Emerging Local Bond Fund, Cl I	3,969,327	37,589,531

Total Registered Investment Companies (Cost $74,626,319)		76,385,117

COMMON STOCK — 25.9%
ENERGY — 24.2%
American Midstream Partners LP (A)	12,624	341,732
Arc Logistics Partners	18,533	413,471
Buckeye Partners LP (A)	24,816	1,891,227
Compressco Partners LP (A)	4,714	127,325
Crestwood Midstream Partners LP (A)	94,816	2,203,524
Dynagas LNG Partners	9,051	197,402
El Paso Pipeline Partners LP (A)	65,870	2,144,068
Enbridge Energy Management LLC	109,841	3,227,129
Energy Transfer Equity LP (A)	17,884	833,216
Energy Transfer Partners LP (A)	55,308	3,052,449
EnLink Midstream Partners (A)	66,468	1,960,141
Exterran Partners LP	53,259	1,559,424
Global Partners LP (A)	21,460	871,276
Golar LNG Partners LP (A)	9,340	289,073
Holly Energy Partners LP (A)	10,582	341,904
KNOT Offshore Partners LP	3,965	111,298
Lehigh Gas Partners LP	15,961	429,191
Martin Midstream Partners LP (A).	32,691	1,385,118
Midcoast Energy Partners LP	34,627	757,639
NGL Energy Partners LP	29,500	1,140,765
North Atlantic Drilling	18,593	159,528
NuStar Energy LP (A)	26,915	1,570,759

COMMON STOCK — continued
	Shares/ Face Amount	Value

ENERGY (continued)
Regency Energy Partners LP (A)	120,762	$3,289,557
Southcross Energy Partners LP (A)	18,026	310,047
Sprague Resources	11,660	253,255
Targa Resources Partners LP (A)	6,599	390,727
TC Pipelines LP (A)	40,996	2,174,428
Teekay LNG Partners LP (A)	31,392	1,343,892
Teekay Offshore Partners (A)	21,823	746,565
Transmontaigne Partners LP (A)	6,482	296,227
USA Compression Partners LP (A)	30,651	846,887
Williams Partners LP (A)	61,431	3,168,611

		37,827,855

FINANCIALS — 0.2%
Annaly Capital Management ‡	22,000	254,100
Omega Healthcare Investors ‡	3,000	104,340

		358,440

MATERIALS — 0.2%
CVR Partners LP (A)	7,700	164,318
Terra Nitrogen LP (A)	850	127,168

		291,486

UTILITIES — 1.3%
AmeriGas Partners LP (A)	18,190	843,652
Ferrellgas Partners LP (A)	21,719	539,717
Suburban Propane Partners LP (A)	15,770	703,500

		2,086,869

Total Common Stock (Cost $34,934,504)		40,564,650

CORPORATE OBLIGATIONS — 21.7%
CONSUMER DICRETIONARY — 0.3%
HJ Heinz 4.250%, 10/15/20 (B)	$400,000	394,200

CONSUMER DISCRETIONARY — 3.7%
Ancestry.com 11.000%, 12/15/20	500,000	587,500
9.625%, 10/15/18 (B)	250,000	261,875
Beverages & More 10.000%, 11/15/18 (B)	150,000	155,250
Churchill Downs 5.375%, 12/15/21 (B)	400,000	410,000
Cirsa Funding Luxembourg 8.750%, 05/15/18 (B)	500,000	721,421

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2014
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Europcar Groupe MTN 11.500%, 05/15/17 (B)	$250,000	$400,985
Live Nation Entertainment 7.000%, 09/01/20 (B)	500,000	545,000
MGM Resorts International 7.750%, 03/15/22	750,000	870,375
Servicios Corporativos Javer 9.875%, 04/06/21 (B)	500,000	537,500
Station Casinos 7.500%, 03/01/21	500,000	535,000
Wynn Las Vegas LLC 5.375%, 03/15/22	750,000	776,250

		5,801,156

CONSUMER STAPLES — 1.7%
Constellation Brands 4.250%, 05/01/23	1,000,000	982,500
Simmons Foods 10.500%, 11/01/17	750,000	810,000
Southern Graphics 8.375%, 10/15/20 (B)	750,000	795,000

		2,587,500

FINANCIALS — 3.2%
Aviv Healthcare Properties 6.000%, 10/15/21	400,000	420,000
Emma Delta Finance 12.000%, 10/15/17 (B)	1,000,000	1,684,240
Gala Electric Casinos 11.500%, 06/01/19 (B)	200,000	365,003
Intralot Finance Luxembourg 9.750%, 08/15/18 (B)	350,000	547,482
Lansing Trade Group 9.250%, 02/15/19 (B)	300,000	303,000
Minerva Luxembourg 7.750%, 01/31/23 (B)	600,000	617,250
Moto Finance 10.250%, 03/15/17 (B)	250,000	455,865
MPT Operating Partnership MTN 5.750%, 10/01/20‡	400,000	593,785

		4,986,625

HEALTH CARE — 2.6%
DaVita HealthCare Partners 5.750%, 08/15/22	1,000,000	1,058,750
HCA 4.750%, 05/01/23	700,000	687,750
Kindred Healthcare 6.375%, 04/15/22 (B)	350,000	354,375

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE (continued)
Kindred Healthcare 8.250%, 06/01/19	$350,000	$374,500
LifePoint Hospitals 5.500%, 12/01/21 (B)	350,000	364,000
Tenet Healthcare 4.500%, 04/01/21	1,000,000	970,500
Vantage Oncology LLC 9.500%, 06/15/17	300,000	309,750

		4,119,625

INDUSTRIALS — 6.0%
AAR 7.250%, 01/15/22	150,000	162,375
ADS Tactical 11.000%, 04/01/18 (B)	900,000	886,500
Alliant Techsystems 5.250%, 10/01/21 (B)	600,000	622,500
BE Aerospace 5.250%, 04/01/22	350,000	362,250
Ceridian HCM Holding 11.000%, 03/15/21 (B)	800,000	924,000
CMA CGM 8.875%, 04/15/19 (B)	400,000	575,749
DigitalGlobe 5.250%, 02/01/21	1,000,000	975,000
Ducommun 9.750%, 07/15/18	750,000	836,250
Fly Leasing 6.750%, 12/15/20	500,000	523,125
Marine Harvest 5.190%, 03/12/18 (C)	2,000,000	344,868
Numericable Group 4.875%, 05/15/19 (B)	700,000	707,000
Sensata Technologies BV 4.875%, 10/15/23 (B)	850,000	833,000
United Continental Holdings 6.375%, 06/01/18	250,000	269,375
6.000%, 12/01/20	200,000	207,500
US Airways Group 6.125%, 06/01/18	750,000	789,375
VRG Linhas Aereas 10.750%, 02/12/23 (B)	400,000	395,000

		9,413,867

INFORMATION TECHNOLOGY — 0.5%
Activision Blizzard 5.625%, 09/15/21 (B)	500,000	533,125
Interface Security Systems Holdings 9.250%, 01/15/18 (B)	200,000	204,000

		737,125

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2014
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

MATERIALS — 1.4%
Crown Americas 4.500%, 01/15/23	$600,000	$573,000
LSB Industries 7.750%, 08/01/19 (B)	750,000	802,500
Sealed Air 6.500%, 12/01/20 (B)	750,000	828,750

		2,204,250

TELECOMMUNICATION SERVICES — 1.4%
Ono Finance II PLC 11.125%, 07/15/19 (B)	400,000	620,144
Univision Communications 6.750%, 09/15/22 (B)	678,000	745,800
Virgin Media Finance LLC 6.375%, 04/15/23 (B)	850,000	892,500

		2,258,444

UTILITIES — 0.9%
Calpine 7.875%, 01/15/23 (B)	598,000	669,760
Mirant Americas 9.125%, 05/01/31	750,000	740,625

		1,410,385

Total Corporate Obligations (Cost $32,562,010)		33,913,177

PREFERRED STOCK — 0.9%
UNITED STATES — 0.9%
Continental Air *	16,000	790,499
Southcross Energy LLC * (D)	18,880	297,927
Teekay Offshore Partners LP	13,000	333,970

Total Preferred Stock (Cost $1,396,620)		1,422,396

CONVERTIBLE BONDS — 0.7%
Annaly Capital Management 5.000%, 05/15/15 ‡	500,000	514,062
Marine Harvest 2.375%, 05/08/18	100,000	158,532
Pescanova 8.750%, 02/17/19	400,000	55,494
5.125%, 04/20/17	500,000	69,368
REXLot Holdings 6.000%, 09/28/16	900,000	159,036

CONVERTIBLE BONDS — continued
	Face Amount(1)/ Shares	Value

Titan Machinery 3.750%, 05/01/19	250,000	$218,594

Total Convertible Bonds (Cost $1,202,409)		1,175,086

SOVEREIGN DEBT — 0.5%
Hellenic Republic Government Bond 3.000%, 02/24/23 (E)	250,000	278,423
Mexican Bonos 5.000%, 06/15/17 MXP	7,000,000	544,745

Total Sovereign Debt (Cost $745,892)		823,168

LOAN PARTICIPATIONS — 0.4%
NARTC Bank Loan 11.500%, 07/13/20	400,000	402,000
8.750%, 01/13/20	691	694
7.750%, 01/13/20	198,824	199,818

Total Loan Participations (Cost $589,804)		602,512

SHORT-TERM INVESTMENT (F) — 1.7%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $2,646,775)	2,646,775	2,646,775

Total Investments — 100.6% (Cost $148,704,333)		$157,532,881

The open futures contracts held by the Fund at April 30, 2014, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
BP Currency	(8)	Jun-2014	$(13,951)
Euro/USD Currency	(34)	Jun-2014	12,258

			$(1,693)

For the period ended April 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $156,515,911.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2014
(unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At April 30, 2014, these securities amounted to $31,957,108 or 20.4% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect as of April 30, 2014. The date reported on the Schedule of Investments is the final maturity date.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The fair value of such securities as of April 30, 2014 was $297,927 and represented 0.2% of net assets.
(E)	Step Bonds — The rate reflected on the Schedule of Investments was the effective yield on April 30, 2014. The coupon on a step bond changes on a specified date.
(F)	The rate reported is the 7-day effective yield as of April 30, 2014.
(1)	In U.S. dollars unless otherwise indicated.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

MTN — Medium Term Note

MXP — Mexican Peso

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2014, in valuing the Funds investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Registered Investment Companies	$76,385,117	$—	$—	$76,385,117
Common Stock	40,564,650	—	—	40,564,650
Corporate Obligations	—	33,913,177	—	33,913,177
Preferred Stock	1,124,469	—	297,927	1,422,396
Convertible Bonds	—	1,175,086	—	1,175,086
Sovereign Debt	—	823,168	—	823,168
Loan Participations	—	602,512	—	602,512
Short-Term Investment	2,646,775	—	—	2,646,775

Total Investments in Securities	$120,721,011	$36,513,943	$297,927	$157,532,881

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Appreciation	$12,258	$—	$—	$12,258
Depreciation	(13,951)	—	—	(13,951)

Total Other Financial Instruments	$(1,693)	$—	$—	$(1,693)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

Sector Weightings †

	Long	Short	Net
Registered Investment Companies	72.6%	(1.6)%	71.0%
Short-Term Investment	5.9	0.0	5.9
Industrials	3.6	(2.2)	1.4
Health Care	4.5	(3.4)	1.1
Financials	3.2	(2.3)	0.9
Consumer Discretionary	3.4	(2.6)	0.8
Materials	0.6	(0.4)	0.2
Consumer Staples	0.8	(0.6)	0.2
Information Technology	3.3	(3.1)	0.2
Energy	2.5	(2.3)	0.2
Warrants	0.0	0.0	0.0
Utilities	0.0	(0.1)	(0.1)
Telecommunication Services	0.2	(0.4)	(0.2)

Total			81.6

Other Assets and Liabilities, Net			18.4

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 72.6%
	Shares	Value

OPEN-END FUNDS — 72.6%
AQR Managed Futures Strategy Fund, Cl I	7,453,371	$73,862,905
AQR Multi-Strategy Alternative Fund, Cl I	13,092,098	126,469,668
AQR Risk Parity Fund, Cl I	3,601,399	40,695,812
PIMCO All Asset All Authority Fund, Cl I	3,855,256	39,246,511

Total Registered Investment Companies (Cost $284,632,855)		280,274,896

COMMON STOCK — 22.1%
ARGENTINA — 0.0%
Petrobras Argentina ADR *	14,700	80,556

BELGIUM — 0.1%
Anheuser-Busch InBev ADR (A)	1,440	152,381
UCB	2,900	237,737

		390,118

BRITISH VIRGIN ISLANDS — 0.2%
Atlas Mara -Nvest *	69,840	796,176

CANADA — 0.5%
Advantage Oil & Gas * (A)	17,600	111,408
Canadian Pacific Railway (A)	3,260	508,462
Cardiome Pharma *	12,110	92,279
Cott	30,100	244,412
Methanex (A)	6,660	412,920
North American Energy Partners * (A)	52,061	409,720

		1,779,201

COMMON STOCK — continued
	Shares	Value

CHINA — 0.2%
JA Solar Holdings ADR *	38,600	$371,718
JinkoSolar Holding ADR * (A)	5,621	151,205
ReneSola ADR *	36,642	99,666
Sinovac Biotech *	25,200	149,688
Sungy Mobile ADR *	5,100	83,436

		855,713

GERMANY — 0.1%
Bayer	677	93,924
voxeljet ADR *	9,220	144,938

		238,862

GREECE — 0.1%
Danaos * (A)	37,178	216,376

HONG KONG — 0.2%
AIA Group	60,238	292,140
Louis XIII Holdings	435,770	432,794
Michael Kors Holdings *	1,820	165,984

		890,918

IRELAND — 0.1%
Jazz Pharmaceuticals *	1,740	234,726
Prothena PLC *	5,110	112,420
Providence Resources *	10,780	37,676

		384,822

ISRAEL — 0.3%
Magic Software Enterprises	16,684	134,974
Orbotech * (A)	27,312	402,579
Teva Pharmaceutical Industries ADR (A)	12,150	593,649

		1,131,202

JERSEY — 0.0%
DHT Holdings	18,000	140,580

NETHERLANDS — 0.1%
AerCap Holdings *	5,410	225,759
LyondellBasell Industries, Cl A	1,280	118,400

		344,159

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E (A)	9,200	236,624

PUERTO RICO — 0.1%
Triple-S Management, Cl B * (A) .	21,787	326,369

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

SINGAPORE — 0.0%
Avago Technologies, Cl A	1,960	$124,460

SWITZERLAND — 0.1%
TE Connectivity	3,680	217,046

TAIWAN — 0.1%
ChipMOS TECHNOLOGIES	6,984	146,944
Silicon Motion Technology ADR	20,480	339,763

		486,707

UNITED KINGDOM — 0.1%
Amarin ADR *	56,160	90,979
Aon PLC	2,540	215,595
Monitise PLC *	99,873	112,557
Polypipe Group *	28,040	125,458

		544,589

UNITED STATES — 19.7%
Consumer Discretionary — 3.2%
ANN *	3,350	131,287
Ballantyne Strong * (A)	45,924	207,577
Big Lots * (A)	9,620	379,990
BorgWarner	2,910	180,827
Burlington Stores * (A)	4,990	129,690
Cabela’s *	2,430	159,432
Carrols Restaurant Group *	11,880	79,715
Chipotle Mexican Grill, Cl A * (A)	890	443,665
Culp (A)	7,600	137,180
Domino’s Pizza (A)	2,750	204,545
Drew Industries (A)	2,700	135,864
Five Below *	5,590	225,333
Gentherm *	3,250	118,138
Harman International Industries	1,470	161,127
Haverty Furniture	2,400	61,296
Home Depot (A)	5,500	437,305
Installed Building Products *	8,910	123,938
JC Penney *	9,270	78,980
Kate Spade * (A)	8,120	282,332
Las Vegas Sands (A)	9,940	786,552
LifeLock *	17,550	275,535
Lifetime Brands	10,628	202,995
MarineMax *	7,220	115,953
McClatchy, Cl A *	37,678	206,475
Modine Manufacturing *	23,590	388,763
Monro Muffler Brake	6,320	356,448
Motorcar Parts & Accesories * (A)	6,700	183,848

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Netflix *	690	$222,208
NIKE, Cl B (A)	5,750	419,462
Penn National Gaming *	14,320	159,811
PVH (A)	2,220	278,765
Ralph Lauren, Cl A	1,650	249,761
Red Robin Gourmet Burgers * (A)	3,000	203,940
Restoration Hardware Holdings *	3,320	207,135
Rick’s Cabaret International * (A)	13,100	132,310
Ruth’s Hospitality Group (A)	21,010	264,516
Salem Communications, Cl A	7,600	66,956
SFX Entertainment *	41,350	271,256
Skechers U.S.A., Cl A * (A)	8,340	341,857
Skullcandy *	42,438	326,772
Starwood Hotels & Resorts Worldwide (A)	8,090	620,099
TAL Education Group ADR * (A) .	8,601	190,254
Tempur Sealy International *	3,220	161,580
Tesla Motors *	530	110,182
Tower International * (A)	3,526	98,058
TripAdvisor *	1,400	113,036
Unifi * (A)	6,677	147,829
Universal Electronics *	7,896	294,915
Urban Outfitters * (A)	5,990	213,573
Vitamin Shoppe * (A)	4,890	234,133
Walt Disney (A)	9,370	743,416
ZAGG *	39,400	171,390

		12,438,004

Consumer Staples — 0.7%
Chiquita Brands International *	31,700	363,916
Coca-Cola (A)	9,670	394,439
Colgate-Palmolive (A)	9,760	656,848
Constellation Brands, Cl A *	2,850	227,544
CVS Caremark	3,280	238,522
Hershey	1,130	108,751
Mead Johnson Nutrition, Cl A	1,700	150,042
Monster Beverage *	1,770	118,519
Omega Protein * (A)	10,100	114,736
PepsiCo	1,650	141,719
Rite Aid *	21,440	156,512

		2,671,548

Energy — 2.3%
Abraxas Petroleum *	73,320	400,327
Anadarko Petroleum (A)	6,660	659,473

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
Broadwind Energy * (A)	7,428	$100,204
Cabot Oil & Gas, Cl A (A)	8,840	347,235
Diamondback Energy *	3,320	238,841
EOG Resources (A)	5,810	569,380
FMC Technologies *	2,420	137,214
Goodrich Petroleum *	16,470	414,221
Gulfport Energy * (A)	4,870	358,773
Halliburton (A)	11,110	700,708
Knightsbridge Tankers	28,500	340,575
Kodiak Oil & Gas * (A)	18,370	233,483
Lehigh Gas Partners LP (A)	16,630	447,181
Matrix Service * (A)	8,600	266,342
Oasis Petroleum * (A)	7,660	356,267
Pacific Ethanol *	19,500	304,200
Parker Drilling *	11,579	76,769
PDC Energy * (A)	4,810	306,253
Penn Virginia * (A)	26,680	443,955
Pioneer Energy Services *	29,800	446,106
REX American Resources * (A)	7,376	482,095
Schlumberger	1,870	189,898
SemGroup, Cl A (A)	5,350	341,758
TransGlobe Energy *	32,523	253,679
US Energy Wyoming *	30,846	131,095
Warren Resources *	67,800	343,746
Willbros Group *	15,733	174,794

		9,064,572

Financials — 2.8%
Affiliated Managers Group *	1,770	350,814
Bank of the Ozarks (A)	4,660	279,134
Boston Private Financial Holdings (A)	19,114	239,116
Bridge Bancorp (A)	3,200	77,824
Bryn Mawr Bank	5,960	162,589
Center Bancorp (A)	11,419	211,366
Discover Financial Services (A)	13,110	732,849
East West Bancorp (A)	4,950	170,825
Essent Group *	10,820	203,957
Fannie Mae *	16,060	62,634
FBR * (A)	3,100	79,980
Financial Institutions	3,400	78,710
First Busey (A)	22,198	122,089
First Business Financial Services	5,775	261,088
First Interstate Bancsystem, Cl A	7,700	191,653

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
First Merchants	3,800	$80,636
Flagstar Bancorp * (A)	8,900	156,640
Hanmi Financial	9,600	204,192
Imperial Holdings *	21,400	143,166
IntercontinentalExchange Group (A)	2,220	453,857
Invesco (A)	7,350	258,793
Kennedy-Wilson Holdings (A)	14,020	306,197
LaSalle Hotel Properties ‡ (A)	8,610	284,819
MainSource Financial Group	4,300	71,079
Merchants Bancshares (A)	1,958	56,919
MetLife (A)	5,170	270,650
Moelis, Cl A *	5,530	146,877
Moody’s	4,260	334,410
Morgan Stanley (A)	16,160	499,829
Mortgage Investment Trust ‡	21,400	378,566
Orchid Island Capital, Cl A ‡	9,348	114,887
Oritani Financial	22,397	332,147
PacWest Bancorp (A)	8,690	342,125
Peoples Bancorp	9,102	237,289
Piper Jaffray *	6,100	267,546
Plum Creek Timber ‡ (A)	7,720	336,592
Pzena Investment Management, Cl A	15,330	166,637
Realogy Holdings * (A)	6,210	261,130
Signature Bank * (A)	2,470	293,485
T Rowe Price Group	1,670	137,157
TD Ameritrade Holding (A)	8,680	276,892
United Community Banks * (A)	10,843	175,114
United Fire Group	3,925	109,193
United Insurance Holdings *	5,700	86,925
WesBanco (A)	8,900	269,136
Westfield Financial	46,348	317,484
WSFS Financial (A)	2,616	176,894

		10,771,891

Health Care — 4.0%
Aegerion Pharmaceuticals *	7,970	352,752
Affymetrix * (A)	55,200	410,136
Akorn *	3,430	86,504
Align Technology *	1,230	61,980
Alliance HealthCare Services * (A)	6,414	182,542
Amicus Therapeutics *	22,630	50,238
AMN Healthcare Services * (A)	17,100	213,408

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Amsurg, Cl A * (A)	4,900	$212,219
AngioDynamics * (A)	17,371	233,466
ANI Pharmaceuticals *	5,771	179,536
Auxilium Pharmaceuticals *	1,820	40,968
BioDelivery Sciences International *	17,960	160,024
Biogen Idec *	280	80,394
Bristol-Myers Squibb (A)	8,160	408,734
Cambrex *	6,200	127,038
Catamaran *	5,730	216,307
Cepheid *	1,600	69,568
Cerulean Pharma *	3,000	20,820
China Cord Blood *	72,500	312,475
CONMED	1,180	54,669
Cross Country Healthcare * (A)	32,052	227,249
Cubist Pharmaceuticals * (A)	8,780	615,127
Depomed * (A)	24,360	341,284
Digirad	14,400	45,792
Discovery Laboratories *	66,210	117,854
Dynavax Technologies *	30,800	50,204
Eli Lilly (A)	9,920	586,272
Emergent Biosolutions *	6,800	179,248
Envision Healthcare Holdings *	2,230	75,352
Forest Laboratories *	1,990	182,901
Gilead Sciences *	1,470	115,380
Greatbatch * (A)	9,940	457,538
HCA Holdings * (A)	9,010	468,520
Heska *	14,454	166,366
Horizon Pharma *	23,850	338,193
Humana	2,170	238,157
Impax Laboratories *	6,920	180,889
Johnson & Johnson	1,600	162,064
Keryx Biopharmaceuticals *	4,200	62,034
LHC Group * (A)	2,662	55,316
McKesson (A)	3,150	532,949
Medicines * (A)	11,460	304,836
Merit Medical Systems * (A)	12,162	156,525
Mylan * (A)	12,710	645,414
Natus Medical * (A)	17,590	436,760
Novadaq Technologies *	6,960	108,924
NPS Pharmaceuticals * (A)	4,140	110,207
Omnicare	1,900	112,613
Omnicell * (A)	6,000	158,880

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Pain Therapeutics *	17,700	$100,713
PharMerica *	16,341	444,312
Providence Service * (A)	10,532	427,705
Puma Biotechnology *	2,910	219,821
Quest Diagnostics	4,250	237,703
Rigel Pharmaceuticals *	19,090	61,088
Staar Surgical *	8,600	146,286
Synergetics USA * (A)	15,618	52,008
Team Health Holdings *	3,720	180,346
Teleflex	1,390	141,905
Tenet Healthcare * (A)	13,830	623,456
Thermo Fisher Scientific	1,370	156,180
Unilife *	102,980	334,685
UnitedHealth Group	4,580	343,683
Universal Health Services, Cl B	4,580	374,598
WellPoint (A)	7,490	754,093

		15,305,208

Industrials — 3.2%
AAR (A)	5,070	131,313
Aceto (A)	8,607	188,321
Aerovironment *	4,786	161,623
Alamo Group (A)	7,553	401,215
American Airlines Group *	5,010	175,701
AMETEK (A)	5,900	311,048
Arotech *	18,600	64,542
CAI International *	9,180	199,665
Delta Air Lines	2,840	104,597
Douglas Dynamics	10,767	181,639
Engility Holdings *	9,500	414,580
Ennis (A)	5,572	83,357
Exponent	1,000	70,420
Federal Signal	23,500	356,730
Gibraltar Industries * (A)	16,631	284,057
Global Ship Lease, Cl A *	55,320	210,216
Gorman-Rupp (A)	8,628	267,900
Hill International *	21,274	142,961
Honeywell International	2,050	190,445
ICF International * (A)	9,510	370,605
Insteel Industries	6,128	126,114
Interface, Cl A (A)	18,300	329,217
Kelly Services, Cl A (A)	17,535	369,287
Kforce	6,000	138,720
Kirby *	2,850	286,767

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Korn * (A)	14,700	$427,035
Landstar System (A)	10,200	642,498
Lennox International	2,670	223,826
Lydall * (A)	4,600	107,686
Macquarie Infrastructure (A)	6,050	347,996
MasTec *	5,680	224,814
Middleby *	900	227,232
ModusLink Global Solutions *	30,900	124,836
Navigant Consulting * (A)	22,769	382,519
Nielsen Holdings	3,100	145,545
Old Dominion Freight Line *	5,160	312,851
Orion Marine Group *	12,300	144,279
Park-Ohio Holdings * (A)	1,700	99,263
Patrick Industries *	8,324	333,543
Pentair	1,810	134,465
Precision Castparts	640	161,978
Quad	6,000	129,900
Rockwell Automation	850	101,303
Saia * (A)	14,570	599,847
Scorpio Bulkers *	29,360	262,772
Spirit Airlines *	3,760	213,718
Swift Transportation, Cl A * (A)	14,630	351,851
Towers Watson, Cl A (A)	3,490	391,648
Tutor Perini *	7,910	234,136
United Rentals * (A)	2,850	267,416
United Technologies	1,840	217,727

		12,371,724

Information Technology — 2.9%
Alliance Data Systems *	1,270	307,213
American Software, Cl A	31,831	306,851
Apple	1,050	619,594
Benchmark Electronics * (A)	7,200	166,896
Cabot Microelectronics * (A)	3,898	169,056
CIBER * (A)	56,729	245,069
Cognizant Technology Solutions, Cl A *	2,610	125,032
Daktronics (A)	28,300	368,466
Datalink *	16,141	207,250
Digimarc (A)	12,780	421,995
Dot Hill Systems *	54,142	223,606
EMC	5,340	137,772
Fabrinet *	7,800	168,480
Facebook, Cl A * (A)	10,650	636,657

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Global Cash Access Holdings * (A)	18,698	$123,407
Google, Cl A * (A)	850	454,648
GSI Group *	19,472	236,390
Hewlett-Packard	6,670	220,510
Imation *	46,781	202,094
Information Services Group * (A)	32,682	161,776
Inphi *	11,487	169,893
IZEA *	24,260	12,797
Lattice Semiconductor *	45,638	384,272
Luxoft Holding, Cl A *	5,645	152,359
Microchip Technology (A)	4,500	213,930
NCI, Cl A * (A)	33,813	337,116
Newport *	16,731	312,535
OmniVision Technologies *	10,385	202,819
PC Connection (A)	17,381	347,794
PCTEL * (A)	7,431	61,306
Perficient * (A)	18,420	336,534
QLogic * (A)	24,439	283,004
QUALCOMM	1,700	133,807
Remark Media *	26,400	152,064
Salesforce.com * (A)	5,360	276,844
SanDisk	1,680	142,750
Sanmina * (A)	5,625	113,906
ServiceNow * (A)	2,290	113,859
Silicon Image * (A)	20,394	114,410
Super Micro Computer * (A)	21,082	429,229
Sykes Enterprises * (A)	13,600	269,144
TeleCommunication Systems, Cl A *	79,724	203,296
TheStreet *	23,900	61,423
Ultra Clean Holdings * (A)	30,595	260,670
Wayside Technology Group	21,150	341,784
Western Digital (A)	4,020	354,283

		11,284,590

Materials — 0.4%
A Schulman (A)	7,735	277,841
Chemtura *	5,770	128,671
International Flavors & Fragrances	1,430	140,884
Materion	8,400	282,660
Myers Industries (A)	11,261	210,581
Neenah Paper (A)	7,000	352,590
Senomyx *	17,010	139,312

		1,532,539

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares/Number of Warrants	Value

UNITED STATES (continued)
Telecommunication Services — 0.2%
Inteliquent	27,175	$370,667
SBA Communications, Cl A *	1,700	152,592
USA Mobility	10,900	186,717

		709,976

		76,150,052

Total Common Stock (Cost $80,716,239)		85,334,530

WARRANTS — 0.0%
Atlas Mara -Invest Expires 12/17/17, Strike Price $11.50* (Cost $14,321)	62,340	93,510

SHORT-TERM INVESTMENT (B) — 5.9%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $22,861,510)	22,861,510	22,861,510

Total Investments — 100.6% (Cost $388,224,925)		$388,564,446

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (17.4)%
	Shares	Value
CANADA — (0.1)%
BlackBerry *	(17,410)	$(133,360)
Canadian National Railway	(4,480)	(262,394)
Tekmira Pharmaceuticals *	(4,340)	(57,679)

		(453,433)

CHILE — (0.0)%
Sociedad Quimica y Minera de Chile ADR	(4,840)	(154,396)

DENMARK — (0.1)%
Novo Nordisk, Cl B	(6,540)	(295,029)

FRANCE — (0.1)%
Ingenico	(3,360)	(292,975)

GERMANY — (0.0)%
Merk	(520)	(87,689)

COMMON STOCK — continued
	Shares	Value

GREECE — (0.1)%
StealthGas *	(17,579)	$(190,556)

HONG KONG — (0.1)%
Hong Kong & China Gas	(94,511)	(217,963)
Melco Crown Entertainment ADR	(8,010)	(273,782)

		(491,745)

INDIA — (0.0)%
Infosys ADR	(1,520)	(81,639)
Wipro ADR	(6,850)	(81,926)

		(163,565)

IRELAND — (0.3)%
Accenture PLC, Cl A	(2,820)	(226,220)
Ardmore Shipping	(28,105)	(366,489)
Icon PLC *	(4,540)	(176,016)
Mallinckrodt *	(5,020)	(357,575)

		(1,126,300)

ISRAEL — (0.1)%
Allot Communications *	(9,042)	(123,333)
Attunity *	(15,704)	(134,897)
Mazor Robotics ADR *	(4,060)	(73,080)
Protalix BioTherapeutics *	(10,800)	(43,740)

		(375,050)

LUXEMBOURG — (0.1)%
Magnachip Semiconductor *	(26,159)	(366,226)

POLAND — (0.1)%
Bank Pekao	(3,450)	(220,892)

UNITED KINGDOM — (0.1)%
GW Pharmaceuticals PLC *	(5,310)	(388,161)

UNITED STATES — (16.2)%
Consumer Discretionary — (2.6)%
Aeropostale *	(40,192)	(199,754)
American Public Education *	(9,200)	(318,320)
America’s Car-Mart *	(10,032)	(362,556)
Arctic Cat	(2,900)	(118,581)
AutoZone *	(440)	(234,911)
BJ’s Restaurants *	(13,079)	(373,405)
Black Diamond *	(31,171)	(347,557)
Cache *	(24,421)	(64,960)
CafePress *	(16,416)	(98,332)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Career Education *	(25,530)	$(184,327)
Children’s Place Retail Stores	(3,780)	(181,440)
Chuy’s Holdings *	(2,100)	(75,495)
Coach	(4,410)	(196,907)
Destination XL Group *	(70,252)	(379,361)
Dillard’s, Cl A	(1,030)	(100,868)
Diversified Restaurant Holdings *	(13,913)	(69,704)
DR Horton	(14,730)	(328,185)
Einstein Noah Restaurant Group	(10,657)	(163,691)
Ford Motor	(5,010)	(80,911)
Fossil Group *	(2,000)	(213,300)
Francesca’s Holdings *	(21,678)	(354,652)
Gap	(3,910)	(153,663)
Gentex	(2,630)	(75,402)
Gordmans Stores	(65,679)	(294,899)
Gray Television *	(13,158)	(148,027)
hhgregg *	(11,480)	(98,958)
Ignite Restaurant Group *	(16,819)	(237,821)
JAKKS Pacific	(22,031)	(192,991)
Johnson Controls	(2,710)	(122,329)
Kohl’s	(2,030)	(111,223)
L Brands	(2,370)	(128,454)
LeapFrog Enterprises, Cl A *	(24,649)	(168,846)
Lowe’s	(6,250)	(286,937)
Marriott International, Cl A	(2,400)	(139,032)
Newell Rubbermaid	(9,090)	(273,700)
Nordstrom	(4,260)	(261,053)
Panera Bread, Cl A *	(500)	(76,485)
Perry Ellis International *	(10,242)	(154,654)
ReachLocal *	(18,047)	(180,470)
Regis	(27,001)	(354,793)
Scripps Networks Interactive, Cl A	(1,080)	(81,076)
Select Comfort *	(30,000)	(552,000)
Tilly’s, Cl A *	(22,879)	(258,533)
TJX	(4,070)	(236,793)
Town Sports International Holdings	(45,070)	(315,941)
UCP, Cl A *	(26,035)	(368,395)
VF	(2,300)	(140,507)
Wolverine World Wide	(5,450)	(153,145)
Wyndham Worldwide	(2,340)	(166,936)

		(10,180,280)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples — (0.6)%
Annie’s *	(12,264)	$(398,703)
Chefs’ Warehouse *	(17,931)	(360,234)
Clorox	(3,730)	(338,311)
ConAgra Foods	(7,240)	(220,892)
Fairway Group Holdings, Cl A *	(30,467)	(211,136)
JM Smucker	(3,800)	(367,384)
Procter & Gamble	(1,990)	(164,274)
Wal-Mart Stores	(4,220)	(336,376)

		(2,397,310)

Energy — (2.1)%
Apache	(5,070)	(440,076)
Approach Resources *	(15,435)	(320,276)
Bill Barrett *	(5,843)	(138,362)
Chesapeake Energy	(10,730)	(308,488)
Comstock Resources	(12,310)	(342,218)
Continental Resources *	(3,050)	(422,486)
Diamond Offshore Drilling	(5,340)	(291,617)
Dresser-Rand Group *	(4,030)	(243,573)
Emerald Oil *	(17,700)	(125,139)
Enbridge Energy Management LLC	(11,667)	(342,777)
Exxon Mobil	(3,020)	(309,278)
FX Energy *	(22,600)	(127,690)
Geospace Technologies *	(4,564)	(265,305)
Goodrich Petroleum *	(19,142)	(481,421)
Jones Energy, Cl A *	(16,780)	(259,587)
Magnum Hunter Resources *	(14,320)	(121,720)
Midstates Petroleum *	(11,800)	(69,620)
National Oilwell Varco	(2,850)	(223,811)
Noble Energy	(5,730)	(411,299)
Northern Oil and Gas *	(40,880)	(630,779)
Resolute Energy *	(49,348)	(370,110)
Southwestern Energy *	(8,900)	(426,132)
Swift Energy *	(33,410)	(411,945)
Transocean	(4,210)	(181,325)
Triangle Petroleum *	(39,258)	(377,662)
Ultra Petroleum *	(15,820)	(471,436)

		(8,114,132)

Financials — (2.2)%
Banc of California	(6,100)	(76,677)
Bank of America	(24,600)	(372,444)
Campus Crest Communities ‡	(43,810)	(377,204)
Capital Bank Financial, Cl A *	(8,616)	(205,492)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
CBRE Group, Cl A *	(9,870)	$(262,937)
Citigroup	(1,700)	(81,447)
Citizens, Cl A *	(18,387)	(120,803)
Digital Realty Trust ‡	(2,740)	(146,316)
eHealth *	(7,600)	(318,364)
Employers Holdings	(17,700)	(360,195)
Franklin Resources	(6,310)	(330,329)
Genworth Financial, Cl A *	(6,090)	(108,706)
Green Dot, Cl A *	(15,763)	(273,803)
Hancock Holding	(7,580)	(255,673)
HCI Group	(2,100)	(81,228)
Health Insurance Innovations, Cl A *	(27,420)	(276,668)
Heartland Financial USA	(3,400)	(82,620)
Home Properties ‡	(3,710)	(228,536)
HomeStreet	(9,871)	(179,257)
Iberiabank	(3,120)	(196,248)
Janus Capital Group	(11,810)	(143,255)
Meadowbrook Insurance Group .	(65,216)	(365,210)
Mid-America Apartment Communities ‡	(2,630)	(183,180)
MSCI, Cl A *	(8,700)	(352,698)
National Bank Holdings, Cl A	(17,698)	(339,094)
PennyMac Financial Services, Cl A *	(6,534)	(103,695)
Prudential Financial	(3,380)	(272,698)
Raymond James Financial	(5,150)	(255,955)
Rayonier ‡	(2,040)	(92,004)
Silver Bay Realty Trust ‡	(25,200)	(377,496)
Springleaf Holdings, Cl A *	(23,600)	(542,328)
State Street	(1,240)	(80,054)
Trustmark	(10,590)	(242,193)
UMH Properties ‡	(8,500)	(83,725)
Valley National Bancorp	(23,220)	(232,664)
Zions Bancorporation	(17,440)	(504,365)

		(8,505,561)

Health Care — (3.1)%
Abaxis	(8,962)	(363,947)
ABIOMED *	(4,810)	(113,949)
Accuray *	(11,352)	(95,357)
Achillion Pharmaceuticals *	(20,500)	(58,425)
Agios Pharmaceuticals *	(8,610)	(362,137)
Amgen	(1,000)	(111,750)
Amicus Therapeutics *	(40,100)	(89,022)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Arena Pharmaceuticals *	(19,010)	$(121,664)
Array BioPharma *	(28,400)	(113,032)
AVEO Pharmaceuticals *	(28,700)	(35,301)
Baxter International	(3,110)	(226,377)
BioScrip *	(56,300)	(389,596)
Capital Senior Living *	(8,373)	(207,064)
Celgene *	(1,660)	(244,037)
Celladon *	(10,740)	(126,195)
Cempra *	(6,700)	(61,104)
Cerus *	(43,182)	(186,978)
Charles River Laboratories International *	(7,300)	(392,156)
Covance *	(3,890)	(343,409)
CR Bard	(1,570)	(215,608)
Cynosure, Cl A *	(2,270)	(55,706)
DexCom *	(3,600)	(116,784)
Edwards Lifesciences *	(2,810)	(228,931)
Endologix *	(4,820)	(61,117)
Fate Therapeutics *	(1,940)	(13,347)
Fluidigm *	(4,790)	(179,913)
Foundation Medicine *	(4,990)	(145,508)
GenMark Diagnostics *	(38,661)	(346,016)
Genomic Health *	(6,300)	(165,312)
Halozyme Therapeutics *	(21,500)	(160,175)
HealthStream *	(6,228)	(141,064)
Healthways *	(15,400)	(277,200)
HMS Holdings *	(11,070)	(179,002)
Hologic *	(10,730)	(225,169)
Incyte *	(7,890)	(383,138)
Inermolecular *	(40,421)	(109,945)
Infinity Pharmaceuticals *	(14,600)	(142,642)
Insmed *	(4,700)	(65,518)
Insys Therapeutics *	(3,070)	(126,054)
Intercept Pharmaceuticals *	(800)	(211,296)
Isis Pharmaceuticals *	(13,650)	(363,227)
Karyopharm Therapeutics *	(2,860)	(76,734)
LDR Holding *	(7,200)	(179,424)
National Research, Cl B	(3,444)	(151,123)
Nektar Therapeutics *	(19,270)	(226,808)
Neogen *	(2,730)	(114,046)
NewLink Genetics *	(4,720)	(103,840)
NxStage Medical *	(11,412)	(130,553)
Organovo Holdings *	(7,850)	(45,844)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Pacira Pharmaceuticals *	(3,230)	$(221,223)
Pharmacyclics *	(4,820)	(455,876)
Progenics Pharmaceuticals *	(22,357)	(78,920)
Quidel *	(6,100)	(130,845)
Receptos *	(4,800)	(162,192)
Seattle Genetics *	(4,740)	(182,395)
Sirona Dental Systems *	(3,420)	(257,252)
Spectrum Pharmaceuticals *	(9,400)	(64,578)
Streamline Health Solutions *	(14,400)	(72,000)
TearLab *	(30,431)	(131,462)
TESARO *	(3,034)	(75,729)
Tetraphase Pharmaceuticals *	(17,600)	(189,024)
Theravance *	(12,960)	(348,883)
Transcept Pharmaceuticals *	(22,314)	(65,826)
Ultragenyx Pharmaceutical *	(5,640)	(218,719)
Verastem *	(17,100)	(142,785)
Vocera Communications *	(24,692)	(376,553)
Volcano *	(9,959)	(174,880)
XenoPort *	(12,500)	(50,750)

		(11,982,436)

Industrials — (2.0)%
Acacia Research	(28,093)	(450,612)
AECOM Technology *	(7,060)	(228,885)
Ameresco, Cl A *	(10,688)	(68,510)
Armstrong World Industries *	(4,050)	(212,868)
Atlas Air Worldwide Holdings *	(25,371)	(887,731)
CAI International *	(9,499)	(206,603)
Ceco Environmental	(24,600)	(390,894)
Con-way	(2,700)	(114,696)
CSX	(8,160)	(230,275)
Danaher	(1,830)	(134,285)
Emerson Electric	(2,960)	(201,813)
FedEx	(2,510)	(341,988)
FreightCar America	(7,948)	(208,714)
GenCorp *	(4,052)	(71,153)
Heritage-Crystal Clean *	(9,005)	(144,080)
InnerWorkings *	(32,400)	(233,280)
Intersections	(24,822)	(139,500)
Joy Global	(2,810)	(169,668)
Layne Christensen *	(13,766)	(239,804)
Lindsay	(1,220)	(107,519)
LMI Aerospace *	(23,429)	(319,572)
McGrath RentCorp	(5,926)	(187,143)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Navistar International *	(5,010)	$(190,029)
Nordson	(2,300)	(171,005)
Norfolk Southern	(1,060)	(100,202)
Performant Financial *	(34,888)	(303,874)
Ply Gem Holdings *	(30,700)	(391,425)
PMFG *	(59,287)	(336,157)
Southwest Airlines	(9,660)	(233,482)
Team *	(4,080)	(174,991)
Werner Enterprises	(11,360)	(290,816)
WW Grainger	(1,560)	(396,864)

		(7,878,438)

Information Technology — (2.7)%
Applied Micro Circuits *	(13,300)	(129,143)
Aruba Networks *	(3,420)	(67,614)
Audience *	(15,181)	(174,581)
Aware *	(61,361)	(339,940)
Bazaarvoice *	(34,284)	(230,389)
Blucora *	(7,190)	(138,408)
ChannelAdvisor *	(4,035)	(105,878)
Ciena *	(3,930)	(77,696)
CUI Global *	(25,470)	(232,032)
Cvent *	(3,470)	(95,529)
Cyan *	(13,176)	(55,076)
Datawatch *	(19,930)	(269,653)
Dice Holdings *	(33,759)	(258,256)
E2open *	(13,915)	(240,312)
eGain *	(38,460)	(251,528)
Electro Scientific Industries	(17,900)	(151,792)
Ellie Mae *	(13,462)	(328,338)
Exar *	(30,667)	(331,817)
Fairchild Semiconductor International, Cl A *	(6,460)	(82,236)
FireEye *	(1,400)	(54,964)
Fusion-io *	(19,485)	(168,156)
Gigamon *	(5,000)	(78,850)
Global Eagle Entertainment *	(16,414)	(181,047)
Guidance Software *	(9,433)	(86,878)
II-VI *	(16,000)	(230,400)
Infoblox *	(6,506)	(127,648)
International Business Machines	(710)	(139,493)
Jive Software *	(45,783)	(342,457)
Lam Research	(1,450)	(83,534)
Marin Software *	(21,165)	(198,528)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
MICROS Systems *	(1,560)	$(80,340)
MoSys *	(27,809)	(108,733)
Move *	(13,700)	(146,453)
Nimble Storage *	(2,010)	(49,546)
Numerex, Cl A *	(26,444)	(271,051)
OpenTable *	(3,200)	(214,912)
Peregrine Semiconductor *	(63,244)	(339,620)
Procera Networks *	(36,073)	(334,036)
Rally Software Development *	(30,832)	(403,282)
Rovi *	(5,780)	(128,836)
Ruckus Wireless *	(32,136)	(335,821)
Rudolph Technologies *	(17,309)	(157,685)
Silicon Graphics International *	(13,100)	(158,248)
Spark Networks *	(62,670)	(283,895)
Tangoe *	(11,624)	(174,825)
Tech Data *	(2,600)	(162,474)
Tremor Video *	(14,100)	(63,591)
Trimble Navigation *	(4,420)	(169,861)
Ultratech *	(14,530)	(386,789)
Vantiv, Cl A *	(8,360)	(257,070)
VeriSign *	(2,840)	(133,991)
Western Union	(21,740)	(345,014)
Wi-Lan *	(23,545)	(72,990)

		(10,031,236)

Materials — (0.4)%
American Vanguard	(17,531)	(312,227)
BioAmber *	(29,920)	(300,397)
EI du Pont de Nemours	(1,280)	(86,170)
Gold Resource	(26,271)	(121,109)
Haynes International	(3,357)	(178,089)
LSB Industries *	(10,300)	(393,357)
United States Steel	(2,070)	(53,862)
Wausau Paper	(10,461)	(125,114)

		(1,570,325)

Telecommunication Services — (0.4)%
Alteva	(34,338)	(207,745)
Boingo Wireless *	(17,130)	(113,058)
inContact *	(38,876)	(320,727)
Iridium Communications *	(47,632)	(317,705)
NTELOS Holdings	(20,023)	(276,117)
Silver Springs Network *	(22,126)	(331,447)

		(1,566,799)

COMMON STOCK — continued
	Shares/Number of Warrants	Value

UNITED STATES (continued)
Utilities — (0.1)%
AmeriGas Partners LP	(5,310)	$(246,278)

		(62,472,795)

Total Common Stock (Proceeds $70,223,492)		(67,078,812)

REGISTERED INVESTMENT COMPANIES — (1.6)%
EXCHANGE TRADED FUNDS — (1.6)%
iShares NASDAQ BioTech Index Fund	(2,600)	(598,650)
iShares Russell 1000 Growth Fund	(5,060)	(438,196)
iShares Russell 2000 Growth Index Fund	(6,230)	(804,231)
iShares Transportation Average Fund	(2,530)	(347,065)
iShares U.S. Home Construction Fund	(18,750)	(438,562)
Market Vectors Biotech Fund	(7,070)	(617,777)
Market Vectors Pharmaceutical Fund	(5,300)	(318,477)
Market Vectors Semiconductor Fund	(4,760)	(212,629)
SPDR S&P 500 Trust	(4,940)	(930,844)
SPDR S&P Biotech Fund	(10,080)	(1,297,598)
Teucrium Corn Fund	(6,820)	(240,269)

Total Registered Investment Companies (Proceeds $6,132,054)		(6,244,298)

WARRANTS — 0.0%
Magnum Hunter Expires 04/15/16, Strike Price $8.50 * (Cost $—)	(7,982)	—

Securities Sold Short — (19.0)% (Proceeds $76,355,546)		$(73,323,110)

Percentages are based on net assets of $386,406,671.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of April 30, 2014.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2014
(unaudited)

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

The following is a list of the inputs used as of April 30, 2014, in valuing the Funds investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$280,274,896	$—	$—	$280,274,896
Common Stock	85,334,530	—	—	85,334,530
Warrants	93,510	—	—	93,510
Short-Term Investment	22,861,510	—	—	22,861,510

Total Investments in Securities	$388,564,446	$—	$—	$388,564,446

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(67,078,812)	$—	$—	$(67,078,812)
Registered Investment Companies	(6,244,298)	—	—	(6,244,298)
Warrants	—	—	—	—

Total Securities Sold Short	$(73,323,110)	$—	$—	$(73,323,110)

For the period ended April 30, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2014, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

    _

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2014
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANY — 33.8%
	Shares	Value

EXCHANGE TRADED FUND — 33.8%
PIMCO CommoditiesPlus Strategy, Cl Institutional (Cost $51,722,300)	4,553,019	$51,722,300

COMMON STOCK — 30.8%
ENERGY — 30.1%
Access Midstream Partners LP (A)	24,800	1,471,880
Atlas Pipeline Partners (A)	5,300	171,614
Capital Product Partners LP	23,600	259,600
Crestwood Midstream Partners LP (A)	34,452	800,665
DCP Midstream Partners LP (A)	48,100	2,573,350
Enable Midstream Partners *	3,300	81,642
Enbridge Energy Management LLC	65,666	1,929,267
Energy Transfer Equity LP (A)	24,000	1,118,160
Energy Transfer Partners LP (A)	42,300	2,334,537
Enterprise Products Partners LP (A)	54,500	3,985,585
Global Partners LP (A)	10,000	406,000
Golar LNG Partners LP (A)	8,070	249,767
Holly Energy Partners LP (A)	1,981	64,006
Kinder Morgan	74,300	2,426,638
Kinder Morgan Management LLC *	42,561	3,072,925
KNOT Offshore Partners LP	9,700	272,279
Magellan Midstream Partners (A)	11,100	823,731
MarkWest Energy Partners LP (A)	44,200	2,799,628
ONEOK	35,900	2,269,598
ONEOK Partners LP (A)	16,000	911,840
Phillips 66	20,000	1,664,400
Plains All American Pipeline LP (A)	50,000	2,790,000

COMMON STOCK — continued
	Shares/Face Amount	Value

ENERGY (continued)
Plains GP Holdings, Cl A	50,000	$1,378,500
QEP Midstream Partners	17,000	404,600
Regency Energy Partners LP (A)	47,200	1,285,728
Seadrill Partners LLC	10,000	310,700
SemGroup, Cl A	9,400	600,472
Spectra Energy	10,000	397,100
Sprague Resources	3,200	69,504
Summit Midstream Partners LP (A)	14,900	673,480
Sunoco Logistics Partners (A)	3,000	272,880
Targa Resources	10,000	1,079,900
Targa Resources Partners LP (A)	12,300	728,283
Western Gas Partners LP (A)	31,900	2,169,200
Williams Companies	43,500	1,834,395
Williams Partners LP (A)	42,900	2,212,782
World Point Terminals (A)	9,100	200,837

		46,095,473

INDUSTRIALS — 0.0%
Navios Maritime Partners (A)	3,500	66,255

MATERIALS — 0.1%
SunCoke Energy Partners LP (A) .	6,000	176,400

UTILITIES — 0.6%
NRG Yield, Cl A	19,700	843,948

Total Common Stock (Cost $39,862,709)		47,182,076

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Inflation Protected Securities 3.875%, 04/15/29	$1,185,381	1,699,633
3.625%, 04/15/28	1,052,410	1,452,079
3.375%, 04/15/32	165,339	232,973
2.500%, 07/15/16	1,069,555	1,166,567
2.500%, 01/15/29	1,487,201	1,836,693
2.375%, 01/15/25	2,316,704	2,758,507
2.375%, 01/15/27	791,670	954,024
2.125%, 02/15/40	613,731	755,033
2.125%, 02/15/41	595,016	735,541
2.000%, 01/15/16	212,924	225,766
2.000%, 01/15/26	467,249	539,600

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2014
(unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount(1)		Value

U.S. Treasury Inflation Protected Securities (continued)
1.875%, 07/15/15		844,928	$884,336
1.750%, 01/15/28		1,187,931	1,338,186
1.625%, 01/15/18		78,448	85,374
1.375%, 07/15/18		293,965	320,078
1.375%, 01/15/20		917,425	997,269
1.375%, 02/15/44		589,928	622,420
1.250%, 07/15/20		1,383,380	1,500,859
1.125%, 01/15/21		1,389,885	1,485,873
0.750%, 02/15/42		1,215,677	1,096,008
0.625%, 07/15/21		140,628	145,957
0.625%, 01/15/24		2,884,833	2,927,430
0.625%, 02/15/43		2,093,419	1,817,186
0.500%, 04/15/15		666,279	678,615
0.375%, 07/15/23		3,258,618	3,258,872
0.125%, 04/15/16		1,840,132	1,892,748
0.125%, 04/15/17		950,986	980,778
0.125%, 04/15/18		5,408,390	5,555,005
0.125%, 04/15/19		2,444,807	2,495,612
0.125%, 01/15/22		1,960,535	1,938,479
0.125%, 07/15/22		714,665	706,569
0.125%, 01/15/23		2,673,070	2,613,552

Total U.S. Treasury Obligations (Cost $47,015,070)			45,697,622

SOVEREIGN DEBT — 1.7%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18	EUR	184,447	270,017
Buoni Poliennali Del Tesoro Index Linked Bond 2.100%, 09/15/16	EUR	196,415	285,405
Canadian Government Bond 1.500%, 12/01/44	CAD	3,867	4,033
Deutsche Bundesrepublik Inflation Linked Bond 1.500%, 04/15/16	EUR	1,475,354	2,131,464

Total Sovereign Debt (Cost $2,608,407)			2,690,919

CORPORATE OBLIGATIONS — 1.2%
ENERGY — 1.2%
Aurora USA Oil & Gas 7.500%, 04/01/20 (B)		200,000	227,700

CORPORATE OBLIGATIONS — continued
	Face Amount/ Number of Rights/Shares/ Contracts/ Notional Amounts	Value

ENERGY (continued)
Concho Resources 5.500%, 04/01/23	$375,000	$390,469
Hiland Partners 7.250%, 10/01/20 (B)	500,000	545,000
Midstates Petroleum 9.250%, 06/01/21	400,000	409,000
QEP Resources 5.250%, 05/01/23	250,000	247,500

Total Corporate Obligations (Cost $1,770,648)		1,819,669

RIGHTS — 0.0%
Kinder Morgan Escrow * (Cost $—)	49,280	—

SHORT-TERM INVESTMENT (C) — 37.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $57,594,380)	57,594,380	57,594,380

Total Investments — 134.9% (Cost $200,573,514)		$206,706,966

PURCHASED OPTIONS/SWAPTIONS — 0.0%
5-Year U.S. Treasury Note, Expires 05/23/14, Strike Price $118.75 *	15	2,227
5-Year U.S. Treasury Note, Expires 05/23/14, Strike Price $118.75 *	15	12,773
Euro Bond Future, Expires 05/23/14, Strike Price $143.00 *	12	2,331
Euro Bond Future, Expires 05/23/14, Strike Price $143.00 *	4	9,323
Euro Currency, Expires 05/28/14, Strike Price $1.40 *	705,000	(2,347)
Goldman Sachs 3-Month LIBOR, Expires 01/07/15, Strike Price 1.66% *	2,000,000	11,745
Goldman Sachs 3-Month LIBOR, Expires 01/07/15, Strike Price 1.66% *	2,000,000	20,030

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2014
(unaudited)

PURCHASED OPTIONS/SWAPTIONS — continued
	Contracts	Value

U.S Bond Future, Expires 05/23/14, Strike Price $136.00 *	$26	$10,562
U.S Bond Future, Expires 05/23/14, Strike Price $136.00 *	9	5,906

Total Purchased Options/Swaptions — 0.0% (Cost $103,771)		72,550

WRITTEN OPTION — 0.0%
U.S. Bond Future, Expires 05/23/14, Strike Price $130.00 *	(17)	(1,063)

Total Written Option — 0.0% (Proceeds $5,022)		$(1,063)

For the period ended April 30, 2014, the total amount of all open purchased options/swaptions and written options, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at April 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bund	(4)	Jun-2014	$(1,933)
U.S. 10-Year Treasury Note	13	Jun-2014	3,260
U.S. 2-Year Treasury Note	10	Jun-2014	769
U.S. 5-Year Treasury Note	25	Jul-2014	12,297
U.S. Long Treasury Bond	(13)	Jun-2014	(12,014)
U.S. Ultra Long Treasury Bond	(15)	Jun-2014	(78,854)

			$(76,475)

For the period ended April 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2014, is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Deutsche Bank	5/15/14	AUD	394,525	NOK	2,199,877	$3,729
Barclays	5/15/14	JPY	21,709,487	USD	214,100	1,731
Deutsche Bank	5/15/14	USD	358,726	MXP	4,682,349	(1,273)
Barclays	5/15/2014	EUR	641,681	USD	891,284	1,080
Bank of America	5/21/2014	EUR	2,100,000	USD	2,902,049	(11,239)
Deutsche Bank	5/21/14	GBP	20,000	USD	33,432	(330)

						$(6,302)

For the period ended April 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by Fund at April 30, 2014, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Premiums Paid	Unrealized Depreciation	Asset	Liability
Goldman Sachs	3M LIBOR	3.58%	03/03/44	$200,000	$5	$(6,627)	$—	$(6,622)
Goldman Sachs	3M LIBOR	3.58%	03/03/44	100,000	2	(3,338)	—	(3,336)
Goldman Sachs	3M LIBOR	1.70%	08/31/18	300,000	5	(1,472)	—	(1,467)
Goldman Sachs	3M LIBOR	1.69%	08/31/18	1,500,000	25	(7,130)	—	(7,105)
Goldman Sachs	3M LIBOR	1.69%	08/31/18	1,400,000	24	(6,817)	—	(6,793)
Goldman Sachs	3M LIBOR	$1.54	08/01/18	300,000	5	(961)	—	(956)

					$66	$(26,345)	$—	$(26,279)

For the period ended April 30, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $153,210,609.

*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At April 30, 2014, these securities amounted to $28,286,608 or 18.5% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of April 30, 2014.
(1)	In U.S. dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MXP — Mexican Peso

NOK — Norwegian Krone

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2014
(unaudited)

The following is a list of the inputs used as of April 30, 2014, in valuing the Funds investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Company	$51,722,300	$—	$—	$51,722,300
Common Stock	47,182,076	—	—	47,182,076
U.S. Treasury Obligations	—	45,697,622	—	45,697,622
Sovereign Debt	—	2,690,919	—	2,690,919
Corporate Obigations	—	1,819,669	—	1,819,669
Rights	—	—	—	—
Short-Term Investment	57,594,380	—	—	57,594,380

Total Investments in Securities	$156,498,756	$50,208,210	$—	$206,706,966

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/ Swaptions	$72,550	$—	$—	$72,550
Written Option	(1,063)	—	—	(1,063)
Futures Contracts*
Appreciation	16,326	—	—	16,326
Depreciation	(92,801)	—	—	(92,801)
Forward Foreign Currency Contracts*
Appreciation	—	5,460	—	5,460
Depreciation	—	(11,762)	—	(11,762)
OTC Swaps
Interest Rate Swap Contracts*
Depreciation	—	(26,345)	—	(26,345)

Total Other Financial Instruments	$(4,988)	$(32,647)	$—	$(37,635)

* Futures contracts, forward foreign currency contracts and interest rate swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2014, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Assets:
Investments, at Value †	$757,022,551	$157,532,881	$388,564,446	$206,706,966
Foreign Currency, at Value ††	1,863,142	39	12,365	—
Receivable from Prime Broker	—	—	72,443,474	35,000
Receivable for Investment Securities Sold	4,634,127	920,235	7,259,589	41,763
Dividends and Interest Receivable	970,806	858,217	93,377	343,685
Reclaims Receivable	542,728	25,447	710	—
Receivable for Capital Shares Sold	421,008	311,686	186,053	54,692
Unrealized Appreciation on Forward Foreign Currency Contracts	58,011	—	—	5,460
Prepaid Expenses	10,358	4,576	6,670	4,471
Unrealized Appreciation on Spot Foreign Currency Contracts	1,626	—	—	—
Cash Pledged as Collateral for Futures Contracts	—	189,190	—	—
Purchased Option/Swaption Contracts, at Value †††	—	—	—	72,550
Variation Margin Receivable	—	—	—	13,250

Total Assets	765,524,357	159,842,271	468,566,684	207,277,837

Liabilities:
Payable for Investment Securities Purchased	4,167,908	2,197,077	6,823,956	52,846,162
Payable for Capital Shares Redeemed	1,996,868	955,430	1,421,196	982,251
Investment Advisory Fees Payable — Note 6	424,582	40,735	137,271	61,405
Payable due to Custodian	257,097	—	176,711	—
Unrealized Depreciation on Forward Foreign Currency Contracts	76,383	—	—	11,762
Shareholder Servicing Fees Payable	65,007	13,354	32,894	12,955
Accrued Foreign Capital Gains Tax	47,318	—	—	—
Payable due to Administrator	42,560	8,772	21,648	8,541
Payable due to Trustees	19,408	4,007	9,712	3,834
Chief Compliance Officer Fees Payable	11,446	1,892	5,454	1,784
Management Fees Payable — Note 6	6,238	1,286	3,173	1,252
Unrealized Depreciation on Spot Foreign Currency Contracts	1,570	—	1,569	—
Written Option Contracts, at Value †††††	—	—	—	1,063
Securities Sold Short, at Value ††††††	—	—	73,323,110	—
Swap Contracts, at Value †††††††	—	—	—	26,279
Variation Margin Payable	—	28,725	—	22,047
Stock Loan Fees Payable	—	—	106,664	—
Dividends Payable on Securities Sold Short	—	—	16,986	—
Foreign Currency Overdraft	—	—	—	9,321
Other Accrued Expenses	220,738	75,082	79,669	78,572

Total Liabilities	7,337,123	3,326,360	82,160,013	54,067,228

Net Assets	$758,187,234	$156,515,911	$386,406,671	$153,210,609

† Cost of Investments	$636,901,602	$148,704,333	$388,224,925	$200,573,514
†† Cost of Foreign Currency	1,852,497	39	12,262	—
††† Cost of Purchased Option/Swaption Contracts	—	—	—	103,771
††††† Proceeds from Written Option Contracts	—	—	—	5,022
†††††† Proceeds from Securities Sold Short	—	—	76,355,546	—
††††††† Swap premiums paid	—	—	—	66

NET ASSETS CONSIST OF:
Paid-in Capital	$597,413,707	$143,758,032	$384,178,059	$150,089,723
Undistributed (Distributions in Excess of) Net Investment Income	1,581,199	3,061,719	(762,493)	2,083,598
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures, Swaps and Foreign Currency Transactions	39,106,545	867,662	(380,878)	(4,954,756)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(47,318)	—	—	—
Net Unrealized Appreciation on Investments, Purchased Options/Swaptions, Written Option and Securities Sold Short	120,120,949	8,828,548	3,371,957	6,106,190
Net Unrealized Depreciation on Futures Contracts	—	(1,693)	—	(76,475)
Net Unrealized Depreciation on Swap Contracts	—	—	—	(26,345)
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts and Foreign Currency Translations	12,152	1,643	26	(11,326)

Net Assets	$758,187,234	$156,515,911	$386,406,671	$153,210,609

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	59,169,948	14,247,132	38,343,085	15,077,090

Net Asset Value, Offering and Redemption Price Per Share	$12.81	$10.99	$10.08	$10.16

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six-months ended April 30, 2014

STATEMENTS OF OPERATIONS (unaudited)

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Investment Income
Dividends	$6,661,765	$1,072,329	$365,291	$840,984
Income Distributions from Registered Investment Companies	763,865	1,411,189	9,245,723	715,798
Interest	—	1,207,262	80,749	195,217
Less: Foreign Taxes Withheld	(359,417)	—	(8,724)	(15)

Total Investment Income	7,066,213	3,690,780	9,683,039	1,751,984

Expenses
Investment Advisory Fees — Note 6	2,525,283	232,114	786,416	344,740
Administration Fees — Note 5	253,468	51,018	126,554	48,553
Shareholder Servicing Fees — Note 5	184,011	37,039	91,880	35,256
Management Fees — Note 6	36,804	7,408	18,377	7,052
Trustees’ Fees	34,450	6,936	17,105	6,557
Chief Compliance Officer Fees	20,746	4,296	10,407	4,086
Custodian Fees	223,854	6,525	38,652	5,541
Legal Fees	47,578	9,665	23,796	9,185
Audit Fees	33,114	22,053	18,685	21,756
Transfer Agent Fees	26,686	15,898	19,890	15,972
Printing Fees	19,011	3,853	9,515	3,661
Registration Fees	6,054	4,155	5,493	3,819
Dividend Expense on Securities Sold Short — Note 2	—	—	157,249	—
Stock Loan Fees — Note 2	—	—	365,279	—
Insurance and Other Expenses	61,468	3,848	13,610	3,818

Total Expenses	3,472,527	404,808	1,702,908	509,996

Less:
Commission Recapture — Note 5	(15,755)	(1,591)	—	—

Net Expenses	3,456,772	403,217	1,702,908	509,996

Net Investment Income	3,609,441	3,287,563	7,980,131	1,241,988

Net Realized Gain (Loss) on:
Investments	41,279,141	1,256,325	10,740,974	(4,147,056)
Securities Sold Short	—	—	(7,808,005)	—
Futures Contracts	—	(261,048)	—	(101,957)
Swap Contracts	—	—	—	(13,375)
Purchased Option/Swaption Contracts	—	—	(230,804)	(28,120)
Written Option/Swaption Contracts	—	—	23,748	32,981
Foreign Currency Transactions	(308,362)	912	(3,851)	(9,154)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,935,319)	2,383,649	(11,528,095)	11,985,686
Securities Sold Short	—	—	5,447,986	—
Futures Contracts	—	118,086	—	(77,557)
Swap Contracts	—	—	—	4,269
Purchased Option/Swaption Contracts	—	—	25,734	(27,746)
Written Option Contracts	—	—	(14,982)	29,000
Foreign Currency Transactions	104,649	(706)	278	(36,388)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	28,596	—	—	—

Net Realized and Unrealized Gain (Loss)	33,168,705	3,497,218	(3,347,017)	7,610,583

Net Increase in Net Assets Resulting from Operations	$36,778,146	$6,784,781	$4,633,114	$8,852,571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Income Opportunities Fund
	Six-Months Ended April 30, 2014 (unaudited)	Year ended October 31, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year ended October 31, 2013
Operations:
Net Investment Income	$3,609,441	$7,223,377	$3,287,563	$6,480,687
Net Realized Gain on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	40,970,779	29,475,254	996,189	5,014,351
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(7,802,074)	119,156,345	2,501,029	5,505,533

Net Increase in Net Assets Resulting from Operations	36,778,146	155,854,976	6,784,781	17,000,571

Dividends and Distributions from:
Net Investment Income	(7,818,432)	(2,817,362)	(2,559,032)	(6,475,543)
Net Realized Gains	(29,997,748)	(2,222,636)	(3,306,626)	(3,671)

Total Dividends and Distributions	(37,816,180)	(5,039,998)	(5,865,658)	(6,479,214)

Capital Share Transactions:
Issued	54,732,476	87,312,814	14,038,055	18,870,555
Reinvestment of Dividends	37,816,180	5,039,998	5,865,658	6,479,214
Redeemed	(65,562,566)	(62,054,333)	(8,513,506)	(13,600,793)

Net Increase in Net Assets from Capital Share Transactions	26,986,090	30,298,479	11,390,207	11,748,976

Total Increase in Net Assets	25,948,056	181,113,457	12,309,330	22,270,333

Net Assets:
Beginning of Period	732,239,178	551,125,721	144,206,581	121,936,248

End of Period	$758,187,234	$732,239,178	$156,515,911	$144,206,581

Undistributed Net Investment Income	$1,581,199	$5,790,190	$3,061,719	$2,333,188

Shares Issued and Redeemed:
Issued	4,320,752	7,904,485	1,303,101	1,790,537
Reinvestment of Dividends	3,058,395	484,671	552,048	616,512
Redeemed	(5,209,580)	(5,324,832)	(791,428)	(1,278,530)

Net Increase in Shares Outstanding from Share Transactions	2,169,567	3,064,324	1,063,721	1,128,519

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Public Alternatives Fund		Real Assets Fund
	Six-Months Ended April 30, 2014 (unaudited)	Year ended October 31, 2013	Six-Months Ended April 30, 2014 (unaudited)	Year ended October 31, 2013
Operations:
Net Investment Income	$7,980,131	$2,014,114	$1,241,988	$2,273,933
Net Realized Gain (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	2,722,062	(1,989,454)	(4,266,681)	1,973,804
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Option, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(6,069,079)	9,439,003	11,877,264	(6,129,507)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,633,114	9,463,663	8,852,571	(1,881,770)

Dividends and Distributions from:
Net Investment Income	(7,855,349)	(3,191,067)	(921,013)	(2,366,621)
Net Realized Gains	—	—	(1,009,802)	(172,241)

Total Dividends and Distributions	(7,855,349)	(3,191,067)	(1,930,815)	(2,538,862)

Capital Share Transactions:
Issued	42,852,392	51,388,814	15,587,895	22,628,144
Reinvestment of Dividends	7,855,349	3,191,067	1,930,816	2,538,862
Redeemed	(14,254,678)	(20,120,960)	(4,831,643)	(9,636,794)

Net Increase in Net Assets from Capital Share Transactions	36,453,063	34,458,921	12,687,068	15,530,212

Total Increase in Net Assets	33,230,828	40,731,517	19,608,824	11,059,623

Net Assets:
Beginning of Period	353,175,843	312,444,326	133,601,785	122,492,205

End of Period	$386,406,671	$353,175,843	$153,210,609	$133,601,785

Undistributed (Distributions in Excess of) Net Investment Income	$(762,493)	$(887,275)	$2,083,598	$1,762,623

Shares Issued and Redeemed:
Issued	4,241,345	5,072,739	1,606,577	2,285,822
Reinvestment of Dividends	771,206	317,519	201,487	258,975
Redeemed	(1,404,648)	(1,987,284)	(493,270)	(966,132)

Net Increase in Shares Outstanding from Share Transactions	3,607,903	3,402,974	1,314,794	1,578,665

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended April 30, 2014 (unaudited) and year or period ended October 31, (unless otherwise indicated)

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Global Public Equity Fund
2014@	$12.85	$0.06	$0.57	$0.63	$(0.14)	$(0.53)	$(0.67)	$12.81	5.09%	$758,187	0.94%	0.94%	0.98%	38%
2013	$10.22	$0.13	$2.59	$2.72	$(0.05)	$(0.04)	$(0.09)	$12.85	26.84%	$732,239	0.97%	0.98%	1.11%	82%
2012#	$10.00	$0.01	$0.21	$0.22	$—	$—	$—	$10.22	2.20%	$551,126	1.11%	1.11%	0.56%	17%

Income Opportunities Fund
2014@	$10.94	$0.24	$0.24	$0.48	$(0.18)	$(0.25)	$(0.43)	$10.99	4.59%	$156,516	0.54%	0.55%	4.44%	10%
2013	$10.12	$0.51	$0.82	$1.33	$(0.51)	$— **	$(0.51)	$10.94	13.42%	$144,207	0.50%	0.52%	4.76%	63%
2012#	$10.00	$0.06	$0.08	$0.14	$(0.02)	$—	$(0.02)	$10.12	1.37%	$121,936	0.75%	0.75%	3.44%	0%

Public Alternatives Fund
2014@	$10.17	$0.22	$(0.09)	$0.13	$(0.22)	$—	$(0.22)	$10.08	1.27%	$386,407	0.93%‡	0.93%	4.34%	47%
2013	$9.97	$0.06	$0.24	$0.30	$(0.10)	$—	$(0.10)	$10.17	3.02%	$353,176	1.05%‡	1.05%	0.60%	109%
2012#	$10.00	$—	$(0.03)	$(0.03)	$—	$—	$—	$9.97	(0.30)%	$312,444	1.38%‡	1.38%	(0.14)%	19%

Real Assets Fund
2014@	$9.71	$0.09	$0.49	$0.58	$(0.06)	$(0.07)	$(0.13)	$10.16	6.12%	$153,211	0.72%	0.72%	1.76%	53%
2013	$10.05	$0.17	$(0.32)	$(0.15)	$(0.18)	$(0.01)	$(0.19)	$9.71	(1.45)%	$133,602	0.78%	0.78%	1.78%	50%
2012#	$10.00	$0.04	$0.02	$0.06	$(0.01)	$—	$(0.01)	$10.05	0.63%	$122,492	1.05%	1.05%	2.10%	7%

@	For the six-months ended April 30, 2014. All ratios for the period have been annualized.
#	The Funds commenced operations on August 30, 2012. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01.
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	Excluding dividend expense, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 0.64%, 0.67% and 0.84%, respectively.

Amounts designated as (“—”) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 50 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the “Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), and Cornerstone Advisors Real Assets Fund (“Real Assets Fund”) (each a “Fund” and collectively the “Funds”). The Funds commenced operations on August 30, 2012. Each of the Cornerstone Funds is classified as a “non-diversified” investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long securities, and the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Equity Linked Notes ( ELN ) are valued daily at the mean price provided by the ELN s counterparty. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Public Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, $297,927 worth of securities held in the Income Opportunities Fund were fair valued by the Committee.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

For the six-month period ended April 30, 2014, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the 2 open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the six-month period ended April 30, 2014, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities.

Equity Linked Notes — The Funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividend or to deliver common stock at maturity.

Futures Contracts — The Income Opportunities Fund and Real Assets Fund each utilized futures contracts during the six-month period ended April 30, 2014. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2014, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Real Assets Fund had open option/swaption contracts as of April 30, 2014, as disclosed in the Funds’ Schedule of Investments.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of April 30, 2014, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Goldman Sachs & Co. and Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Citibank N.A. The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2014, the Real Assets Fund has entered into swap contracts as shown on the Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of April 30, 2014 the Real Assets Fund swap agreements were with one counterparty.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments for details regarding open swap agreements as of April 30, 2014, if applicable.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of April 30, 2014, was as follows:

	Asset Derivatives			Liability Derivatives
	Six-Months Ended April 30, 2014			Six-Months Ended April 30, 2014
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Real Asset Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,460		Unrealized depreciation on forward foreign currency contracts	$11,762
	Purchased options/swaptions contracts, at Value	—		Written options/swaptions contracts, at Value	(2,347)
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	16,326	*	Net Assets — Unrealized depreciation on futures contracts	92,801	*
	Net Assets — Swap contracts, at Value	—		Net Assets — Swap contracts, Vt value	26,279
	Purchased options/swaptions contracts, at Value	74,897		Written options/swaptions contracts, at Value	1,063

Total Derivatives not accounted for as hedging instruments		$96,683			$129,558

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market value is reported within the Statement of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2014, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Real Assets Fund
Foreign exchange contracts	$—	$(42,983)	$—	$(22,156)	$28,761	$(36,378)
Interest rate contracts	(101,957)	—	(13,375)	(5,964)	4,220	(117,076)
Total	$(101,957)	$(42,983)	$(13,375)	$(28,120)	$32,981	$(153,454)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Real Assets Fund
Foreign exchange contracts	$—	$(31,636)	$—	$6,412	$(8,470)	$(33,694)
Interest rate contracts	(77,557)	—	4,269	(34,158)	37,470	(69,976)
Total	$(77,557)	$(31,636)	$4,269	$(27,746)	$29,000	$(103,670)

Written option and swaption transactions entered into during the six-month period ended April 30, 2014 are summarized as follows:

Fund	Written Options		Swaptions
Public Alternatives Fund	Number of Contracts	Premium
Balance as of October 31, 2013	747	$25,560
Written	—	—
Expired	(384)	(18,503)
Closing buys	(363)	(7,057)
Balance as of April 30, 2014	—	$—

Real Assets Fund	Number of Contracts	Premium	Notional Amount	Premium
Balance as of October 31, 2013	20	$6,030	$2,425,000	$15,375
Written	97	14,663	685,000	7,980
Expired	(57)	(10,639)	(1,510,000)	(19,035)
Closing buys	(43)	(5,032)	(1,600,000)	(4,320)
Balance as of April 30, 2014	17	$5,022	$—	$—

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

The following table presents by derivative type the Funds derivatives net of the related collateral posted for the benefit of the Funds at April 30, 2014:

Fund	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund†	Net Exposure After Collateral‡
Global Public Equity Fund
	Forwards contracts	$58,011	$(76,383)	$(18,372)	$—	$(18,372)

		$58,011	$(76,383)	$(18,372)	$—	$(18,372)

Income Opportunities Fund
	Futures contracts	$—	$(28,725)	$(28,725)	$28,725	$—

		$—	$(28,725)	$(28,725)	$28,725	$—

Real Assets Fund
	Purchased Options/Swaptions	$72,550	$—	$72,550	$—	$72,550
	Written Option	—	(1,063)	(1,063)	—	(1,063)
	Forwards contracts	5,460	(11,762)	(6,302)	—	(6,302)
	Futures contracts	13,250	(22,047)	(8,797)	8,797	—
	OTC swaps	—	(26,279)	(26,279)	—	(26,279)

		$91,260	$(61,151)	$30,109	$8,797	$38,906

†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $250 million, 0.10% of the next $100 million, 0.08% of the next $100 million, 0.06% of the next $100 million, and 0.05% of any amount above $550 million of the Funds’ average daily net assets, subject to a minimum fee of $800,000 plus $15,000 per each additional class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund and the Income Opportunities Fund had expenses reduced by $15,755 and $1,591, respectively, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statement of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Fund’s average daily net assets. The funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Citibank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The fees that each sub-adviser receives directly are labeled as “Investment Advisory Fees” on the Statements of Operations.

As of April 30, 2014, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund
Acadian Asset Management LLC
Allianz Global Investors Capital LLC
Cramer Rosenthal McGlynn LLC
Driehaus Capital Management LLC — Emerging Markets Growth
Driehaus Capital Management LLC — International Small Cap Growth
Fairpointe Capital LLC
Harris Associates LP
LSV Asset Management — Global Concentrated
LSV Asset Management — Micro Cap
Marsico Capital Management LLC
Parametric Portfolio Associates LLC
Phocas Financial Corporation
Numeric Investors LLC (7/1/13-10/31/13)
Thornburg Investment Management Inc.
Turner Investments LP

Income Opportunities Fund
SteelPath Capital Management LLC
Strategic Income Management LLC

Public Alternatives Fund
AQR Capital Management LLC
ClariVest Asset Management LLC
Turner Investments LP

Real Assets Fund
BlackRock Financial Management LLC
Kayne Anderson Capital Advisors LP

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the six-month period ended April 30, 2014, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$274,970,962	$285,268,823	$—	$—
Income Opportunities Fund	26,378,742	14,618,653	—	—
Public Alternatives Fund	199,854,905	166,352,991	—	—
Real Assets Fund	67,881,137	60,415,386	17,683,942	12,881,813

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2013 and October 2012, were as follows:

	Ordinary Income	Long Term Capital Gain	Total
Global Public Equity Fund
2013	$5,039,998	$—	$5,039,998
2012	—	—	—
Income Opportunities Fund
2013	6,479,214	—	6,479,214
2012	200,459	—	200,459
Public Alternatives Fund
2013	3,191,067	—	3,191,067
2012	—	—	—
Real Assets Fund
2013	2,501,688	37,174	2,538,862
2012	160,192	—	160,192

As of October 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Current Year Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$28,202,895	$8,051,346	$—	$—	$125,455,808	$101,512	$161,811,561
Income Opportunities Fund	3,125,480	180,632	—	—	8,532,644	—	11,838,756
Public Alternatives Fund	—	—	(1,213,641)	(777,091)	7,631,523	(189,944)	5,450,847
Real Assets Fund	376,390	632,348	—	—	(4,651,402)	(158,206)	(3,800,870)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. The Public Alternatives Fund has a total of $1,213,641 of short-term capital losses that may be carried forward indefinitely.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Funds at April 30, 2014, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Global Public Equity Fund	$636,901,602	$135,415,945	$(15,294,996)	$120,120,949
Income Opportunities Fund	148,704,333	12,851,398	(4,022,850)	8,828,548
Public Alternatives Fund	388,224,925	8,910,863	(8,571,342)	339,521
Real Assets Fund	200,573,514	7,981,274	(1,847,822)	6,133,452

9. Concentration of Risk:

In the normal course of business, the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, and the Real Assets Fund, invest substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus provides a description of concentration and risk associated with the different investments in the underlying funds.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

11. Other:

At April 30, 2014, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	100%
Income Opportunities Fund	1	100%
Public Alternatives Fund	1	100%
Real Assets Fund	1	100%

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$1,050.90	0.94%	$4.78
Hypothetical 5% Return	$1,000.00	$1,020.13	0.94%	$4.71
Income Opportunities Fund

Actual Fund Return	$1,000.00	$1,045.90	0.54%	$2.74
Hypothetical 5% Return	$1,000.00	$1,022.12	0.54%	$2.71
Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$1,012.70	0.93%	$4.64
Hypothetical 5% Return	$1,000.00	$1,020.18	0.93%	$4.66
Real Assets Fund

Actual Fund Return	$1,000.00	$1,061.20	0.72%	$3.68

Hypothetical 5% Return	$1,000.00	$1,021.22	0.72%	$3.61

* Expenses are equal to the Funds’ annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the commencement of operations period shown.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

On December 31, 2013, Bob Trenner, co-founder and Chairman of the Board of Cornerstone Advisors, Inc. (the “Adviser”) sold a portion of his then controlling interest in the Adviser back to the Adviser such that he no longer controls the Adviser within the meaning of the 1940 Act. In anticipation of this change in control of the Adviser under the 1940 Act resulting in the assignment, and automatic termination, of (i) the prior advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Prior Advisory Agreement”), and (ii) the prior sub-advisory agreements between the Adviser and the Sub-Advisers (as defined below) with respect to the Funds (the “Prior Sub-Advisory Agreements,” and, together with the Prior Advisory Agreement, the “Prior Agreements”), a Board meeting was held on November 19, 2013 (the “November 2013 Meeting”) to decide whether to approve the following agreements (the “Agreements”):

•	the Interim Advisory Agreement for a term of up to 150 days and the New Advisory Agreement for an initial term of two years between the Adviser and the Trust, on behalf of the Funds;

•	the Interim Sub-Advisory Agreements for terms of up to 150 days and the New Sub-Advisory Agreements for initial terms of two years between the Adviser and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set forth in the following table:

Sub-Adviser	Fund
Acadian Asset Management LLC	Global Public Equity Fund
Allianz Global Investors U.S. LLC	Global Public Equity Fund
AlphaSimplex Group, LLC	Public Alternatives Fund
AQR Capital Management, LLC	Public Alternatives Fund
BlackRock Financial Management, LLC	Real Assets Fund
ClariVest Asset Management LLC	Public Alternatives Fund
Cramer Rosenthal McGlynn LLC	Global Public Equity Fund
Driehaus Capital Management LLC	Global Public Equity Fund
Fairpointe Capital LLC	Global Public Equity Fund
Harris Associates L.P.	Global Public Equity Fund
Kayne Anderson Capital Advisors, L.P.	Real Assets Fund
LSV Asset Management	Global Public Equity Fund
Marsico Capital Management, LLC	Global Public Equity Fund
Numeric Investors LLC	Global Public Equity Fund
Parametric Portfolio Associates LLC	Global Public Equity Fund
Phocas Financial Corporation	Global Public Equity Fund
OFI SteelPath, Inc.	Income Opportunity Fund
Strategic Income Management, LLC	Income Opportunity Fund
Thornburg Investment Management Inc	Global Public Equity Fund
Turner Investments, L.P.	Global Public Equity Fund Public Alternatives Fund

At the November 2013 Meeting, the Board concluded it was reasonable to take into account the Board’s review at a quarterly in-person Board meeting held on August 12, 2013 (the “August 2013 Meeting”) of certain performance data of each Fund. Prior to the August 2013 Meeting, the Adviser provided the Board with written materials detailing the performance of each Fund over various trailing periods as compared to each Fund’s benchmark index. At the August 2013 Meeting, representatives of the Adviser, attending telephonically, reviewed the performance data of the Funds and answered related Trustee questions. The Board concluded that, based on the information provided by the Adviser, the performance of the Funds was satisfactory.

At the November 2013 Meeting, the Board also concluded it was reasonable to take into account the conclusions that the Board made when considering and evaluating the initial approval of the Prior Agreements, at Board meetings held on June 26, 2012, August 14, 2012 and May 14, 2013 (the “Initial Approval Meetings”), as part of its considerations to approve the Agreements.

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s initial approval of the Prior Agreements at the Initial Approval Meetings and the conclusions made by the Board when determining to approve the Prior Agreements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

Specifically, prior to the Initial Approval Meetings, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees to be paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and the Sub-Advisers’ compliance systems; (vii) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (viii) the Adviser’s and the Sub-Advisers’ investment experience.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Initial Approval Meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Prior Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Initial Approval Meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, approved the Prior Agreements. In considering the approval of the Prior Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; and (ii) the fees to be paid to the Adviser and the Sub-Advisers, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel and the resources of the Adviser and the Sub-Advisers. The Board reviewed the Adviser’s asset allocation among Sub-Advisers for each Fund and considered the Adviser’s relationships and past experience with each Sub-Adviser. The Trustees also considered that the Adviser would supervise and monitor the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Advisers would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees to be paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Advisers. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds, that the Adviser would charge only a nominal, one basis point advisory fee for its services to each Fund, and that the sub-advisory fees were the result of arms length negotiations.

At the Initial Approval Meetings, it was not always possible to determine the profitability that the Adviser or the Sub-Advisers might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Advisers as the assets of the Funds grow. Accordingly, the Trustees determined to make conclusions during future renewal considerations regarding the Adviser’s and the Sub-Advisers’ profitability, and the extent to which economies of scale would be realized by the Adviser or the Sub-Advisers as the assets of the Funds grow.

As stated above, at the November 2013 Meeting, the Board concluded it was reasonable to take into account the conclusions set forth above when determining whether to approve the Agreements. The Board’s conclusion in this regard was based on the fact

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

that the terms of the Agreements are identical to the terms of the Prior Agreements, as reviewed by the Board, except for the date. Further, the Board’s conclusion in this regard was based on the fact that the Agreements do not change either (i) the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, or (ii) the day-to-day investment management services that the Adviser and the Sub-Advisers will provide to the Funds. The Board’s conclusion in this regard also was based on the Adviser’s representations that there are no anticipated changes in (i) the portfolio managers of the Funds and (ii) the nature, extent and quality of the services the Adviser provides to the Funds, in connection with the change of control of the Adviser.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that: (a) the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements; and (b) it would recommend the approval of the New Advisory Agreement to shareholders. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2014

SHAREHOLDER VOTING RESULTS (unaudited)

A Special Meeting of the Shareholders of the Cornerstone Advisors Global Public Equity Fund (the “Fund”) was held on February 28, 2014 for the purpose of considering a new Investment Advisory Agreement between the Trust, on behalf of the Funds, and Cornerstone Advisors, Inc. (“Cornerstone”) with respect to the Fund, the motion was approved with the following voting results:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	51,436,928	88.29%	99.97%
Against	0	0	0
Abstain	16,359	0.03%	0.03%
Total	51,453,287	88.32%	100.00%

A Special Meeting of the Shareholders of the Cornerstone Advisors Income Opportunities Fund (the “Fund”) was held on February 28, 2014 for the purpose of considering a new Investment Advisory Agreement between the Trust, on behalf of the Funds, and Cornerstone with respect to the Fund, the motion was approved with the following voting results:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	12,021,339	87.27%	99.96%
Against	0	0	0
Abstain	4,721	0.03%	0.04%
Total	12,026,060	87.30%	100.00%

A Special Meeting of the Shareholders of the Cornerstone Advisors Public Alternatives Fund (the “Fund”) was held on February 28, 2014 for the purpose of considering a new Investment Advisory Agreement between the Trust, on behalf of the Funds, and Cornerstone with respect to the Fund, the motion was approved with the following voting results:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	32,013,524	87.96%	99.96%
Against	0	0	0
Abstain	12,641	0.03%	0.04%
Total	32,026,165	87.99%	100.00%

A Special Meeting of the Shareholders of the Cornerstone Advisors Real Assets Fund (the “Fund”) was held on February 28, 2014 for the purpose of considering a new Investment Advisory Agreement between the Trust, on behalf of the Funds, and Cornerstone with respect to the Fund, the motion was approved with the following voting results:

	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	12,923,531	89.01%	100.00%
Against	0	0	0
Abstain	0	0	0
Total	12,923,531	89.01%	100.00%

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014